UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21198
811-21301

Name of Fund: WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, WCMA Tax-
Exempt Fund and Master Tax-Exempt LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

WCMA Tax-Exempt Fund
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Beneficial
Interest
(000)	Mutual Fund	Value

$ 1,026,820	Master Tax-Exempt LLC	$ 1,126,096,472

	Total Investments (Cost - $1,126,096,472) - 100.0%	1,126,096,472
	Liabilities in Excess of Other Assets - (0.0%)	(245,680)

	Net Assets - 100.0%	$ 1,125,850,792

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 1,126,096,472
Level 3	-

Total	$ 1,126,096,472

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 1.7%	Alabama, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series H,
	1.86%, 6/01/09 (a)	$ 6,415	$ 6,415,000
Alabama, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series H,
	1.86%, 5/01/10 (a)	50,000	50,000,000
Bank of America MACON Trust, Spanish Fort Redevelopment Authority,
	Alabama, Revenue Bonds, VRDN, Series 2007-306, 1.59%,
	3/01/12 (a)(b)	15,450	15,450,000
Columbia, Alabama, IDB, Revenue Bonds (Alabama Power Company
	Project), VRDN, AMT, 1.60%, 11/01/21 (a)	20,000	20,000,000
	Lower Alabama Gas District, Gas Supply Revenue Bonds, VRDN, Series A,
	1.40%, 11/01/27 (a)	50,000	50,000,000
	Millport, Alabama, IDA, Revenue Bonds (Steel Dust Recycling LLC
	Project), VRDN, AMT, 1.64%, 12/01/37 (a)	10,000	10,000,000
	Southeast Alabama Gas District, Alabama, Supply Project Revenue Bonds,
	VRDN, Series A, 1.82%, 8/01/27 (a)	22,200	22,200,000
	Stevenson, Alabama, IDB, Environmental Improvement Revenue
Refunding Bonds (Mead Corporation Project), VRDN, AMT, Series A,
	1.75%, 2/01/34 (a)	5,100	5,100,000
	West Jefferson, Alabama, IDB, PCR, Refunding (Alabama Power Company
	Project), VRDN, 1.65%, 6/01/28 (a)	19,500	19,500,000

			198,665,000

Alaska - 0.5%	Valdez, Alaska, Marine Terminal Revenue Bonds (ConocoPhillips Project),
	VRDN, Series A, 1.50%, 5/01/31 (a)	38,000	38,000,000
	Valdez, Alaska, Marine Terminal Revenue Refunding Bonds
	(ConocoPhillips Project), VRDN, Series B, 1.70%, 5/01/31 (a)	20,000	20,000,000

			58,000,000

Arizona - 1.2%	Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN,
	Series 83-A, 1.50%, 12/15/18 (a)	33,000	33,000,000
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
ARS	Auction Rate Securities	M/F	Multi-Family
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity Optional
COP	Certificates of Participation		Tenders
CP	Commercial Paper	MSTR	Municipal Securities Trust Receipts
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
EDR	Economic Development Revenue Bonds	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	S/F	Single-Family
HDA	Housing Development Authority	SPEARS	Short Puttable Exempt Adjustable Receipts
HFA	Housing Finance Agency	TAN	Tax Anticipation Notes
IDA	Industrial Development Authority	TOCS	Tender Option Certificates
IDB	Industrial Development Board	TRAN	Tax Revenue Anticipation Notes
IDR	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Arizona Health Facilities Authority Revenue Bonds (Banner Health),
	VRDN, Series C, 1.45%, 1/01/35 (a)	$ 4,300	$ 4,300,000
	Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds,
	PUTTERS, VRDN, Series 420, 1.60%, 1/01/10 (a)(b)	10,000	10,000,000
Maricopa County, Arizona, Public Finance Corporation, Lease Revenue
	Bonds, FLOATS, VRDN, Series 1863, 1.61%, 7/01/31 (a)(b)(c)	8,440	8,440,000
Maricopa County, Arizona, School District Number 4, GO (Mesa Unified
	Project of 1995), VRDN, Series E, 4.50%, 7/01/08 (a)(d)(q)	7,370	7,370,450
	Morgan Keegan Municipal Products, Inc., Maricopa County, Arizona, IDA,
	VRDN, AMT, Series A, 1.75%, 2/02/09 (a)(b)	22,475	22,475,000
Salt River Pima-Maricopa Indian Community, Arizona, Revenue Bonds,
	VRDN, 1.55%, 10/01/25 (a)	16,419	16,419,000
Salt River Pima-Maricopa Indian Community, Arizona, Revenue Bonds,
	VRDN, 1.55%, 10/01/26 (a)	34,650	34,650,000
	Scottsdale, Arizona, IDA, Hospital Revenue Refunding Bonds (Scottsdale
	Healthcare), VRDN, Series C, 1.52%, 9/01/35 (a)(d)	5,900	5,900,000

			142,554,450

Arkansas - 0.4%	Arkansas State Development Finance Authority, M/F Housing Revenue
	Bonds (Chapelridge Benton Project), VRDN, AMT, Series C, 1.63%,
	6/01/32 (a)	7,800	7,800,000
Morgan Keegan Municipal Products, Inc., Arkansas State Development
	Finance Authority, S/F Mortgage Revenue Bonds, VRDN, Series C, 1.75%,
	6/01/11 (a)(b)	1,825	1,825,000
Morgan Keegan Municipal Products, Inc., Arkansas State Development
	Finance Authority, VRDN, AMT, Series D, 1.75%, 2/01/10 (a)(b)	29,280	29,280,000
	Northwest Arkansas Regional Airport Authority, Airport Revenue
	Refunding Bonds, VRDN, AMT, Series A, 1.60%, 2/01/21 (a)	12,280	12,280,000

			51,185,000

California - 2.1%	California HFA, M/F Housing Revenue Refunding Bonds III, VRDN, AMT,
	Series D, 1.60%, 8/01/38 (a)	13,205	13,205,000
California Home Mortgage Financing Authority, Homebuyers Fund S/F
	Revenue Refunding Bonds, VRDN, AMT, 2.22%, 6/01/09 (a)	27,683	27,683,000
California Municipal Finance Authority, M/F Housing Revenue Bonds,
	PUTTERS, VRDN, AMT, Series 2410, 1.70%, 1/01/20 (a)(b)	7,130	7,130,000
	California State, GO, FLOATS, VRDN, Series 2002, 1.66%,
	8/01/30 (a)(b)	66,840	66,840,000
	California State, GO, FLOATS, VRDN, Series 2003, 1.66%,
	8/01/30 (a)(b)	7,725	7,725,000
	California State, GO, FLOATS, VRDN, Series 2189, 1.69%,
	12/01/17 (a)(b)	10,230	10,230,000
	California State, GO, FLOATS, VRDN, Series 2670, 1.65%,
	11/01/37 (a)(b)	30,800	30,800,000
	California State, GO, MERLOTS, VRDN, Series B-45, 1.59%,
	10/01/29 (a)(b)	7,795	7,795,000
	California Statewide Communities Development Authority, M/F
	Housing Revenue Refunding Bonds, FLOATS, VRDN, Series 14G,
	1.55%, 5/15/25 (a)(b)	24,000	24,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN, AMT,
	2.41%, 10/01/40 (a)	$ 23,185	$ 23,185,600
San Francisco, California, City and County Redevelopment Agency, M/F
	Housing Revenue Bonds (Notre Dame Apartments), VRDN, AMT, Series G,
	1.55%, 12/01/33 (a)	14,640	14,640,000
Southern California Home Financing Authority, S/F Revenue Bonds,
	FLOATS, VRDN, AMT, Series 2145, 1.69%, 11/01/52 (a)(b)	10,375	10,375,000

			243,608,600

Colorado - 3.7%	Colorado Department of Transportation Revenue Refunding Bonds,
	PUTTERS, VRDN, Series 318, 2.05%, 6/15/15 (a)(b)(e)	9,865	9,865,000
Colorado Educational and Cultural Facilities Authority Revenue Bonds
	(The Nature Conservancy Project), VRDN, Series A, 1.55%,
	7/01/33 (a)	8,800	8,800,000
Colorado HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series B-2,
	Class I, 1.72%, 5/01/38 (a)	25,000	25,000,000
Colorado Health Facilities Authority Revenue Bonds (Catholic Health
	Initiatives), VRDN, Series B, 1.55%, 12/01/20 (a)	34,600	34,600,000
	Colorado Health Facilities Authority Revenue Bonds (Sisters of Charity of
	Leavenworth Health System), VRDN, 1.55%, 12/01/32 (a)	19,300	19,300,000
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic
	Health Initiatives), VRDN, Series B-1, 1.80%, 3/01/23 (a)	3,490	3,490,000
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic
	Health Initiatives), VRDN, Series B-3, 1.60%, 3/01/23 (a)	17,870	17,870,000
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic
	Health Initiatives), VRDN, Series B-6, 1.80%, 3/01/44 (a)	7,900	7,900,000
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Sisters of
	Charity of Leavenworth Health System), VRDN, Series A, 1.55%,
	12/01/38 (a)	24,470	24,470,000
Colorado Housing and Finance Authority Revenue Refunding Bonds,
	VRDN, Class I, Series AA-2, 1.57%, 5/01/31 (a)	6,360	6,360,000
Colorado Housing and Finance Authority, S/F Mortgage Revenue Bonds,
	VRDN, AMT, Class I, Series B-3, 1.72%, 11/01/26 (a)	45,300	45,300,000
	Colorado Housing and Finance Authority, S/F Mortgage Revenue
	Refunding Bonds, VRDN, AMT, Class I, Series B-3, 1.72%, 11/01/36 (a)	44,000	44,000,000
	Colorado School of Mines Development Corporation, Revenue Refunding
	Bonds, VRDN, 1.73%, 9/01/26 (a)	6,900	6,900,000
Colorado School of Mines, Enterprise Revenue Refunding Bonds, VRDN,
	Series A, 1.40%, 12/01/37 (a)	8,000	8,000,000
	Colorado Springs, Colorado, School District Number 11 Facilities
	Corporation, COP, Refunding, 1.57%, 12/01/17 (a)(d)	8,290	8,290,000
	Colorado Springs, Colorado, Utilities Revenue Refunding Bond, Sub-Lien,
	VRDN, Series A, 1.50%, 11/01/23 (a)	34,875	34,875,000
	Colorado State, General Fund, GO, TRAN, 3%, 6/26/09	57,800	58,519,610
	Deutsche Bank SPEARS/LIFERS Trust, Denver, Colorado, City and County
	Airport Revenue Bonds, SPEARS, VRDN, Series DBE-535, 1.58%,
	11/15/32 (a)(b)(c)	3,400	3,400,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Eclipse Funding Trust, Solar Eclipse Certificates, El Paso County,
	Colorado, School District, COP, VRDN, Series 2006-0101, 1.58%,
	12/15/28 (a)(b)(e)	$ 11,190	$ 11,190,000
El Paso County, Colorado, S/F Mortgage Revenue Bonds, ROCS, VRDN,
	AMT, Series II-R-10220, 1.63%, 6/01/16 (a)(b)(f)	5,250	5,250,000
	Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project),
	VRDN, AMT, Series B, 1.65%, 4/01/14 (a)	2,900	2,900,000
University of Colorado Hospital Authority Revenue Bonds, ROCS, VRDN,
	Series II-R-573CE, 1.59%, 11/15/40 (a)(b)	6,500	6,500,000
	University of Colorado Hospital Authority Revenue Bonds, VRDN, Series A,
	1.52%, 11/15/33 (a)(d)	51,200	51,200,000

			443,979,610

Connecticut - 0.4%	Bank of America AUSTIN Trust, Connecticut State Revenue Bonds, VRDN,
	Series 2008-1080, 1.57%, 7/01/42 (a)(b)	6,175	6,175,000
	Connecticut State, GO, VRDN, Series A, 1.57%, 2/15/21 (a)	9,200	9,200,000
	Greenwich, Connecticut, GO, BAN, 3.50%, 1/29/2009	10,000	10,085,550
Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Greenwich Hospital), VRDN, Series C, 1.60%, 7/01/26 (a)	480	480,000
Connecticut State Health and Educational Facilities Authority Revenue
	Bonds, PUTTERS, VRDN, Series 2992, 1.55%, 7/01/15 (a)	10,235	10,235,000
	Connecticut State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Choate Rosemary Hall Foundation),
	VRDN, Series D, 1.20%, 7/01/37 (a)	130	130,000
Connecticut State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Danbury Hospital), VRDN, Series J, 1.50%,
	7/01/36 (a)	15,900	15,900,000

			52,205,550

Delaware - 1.3%	Delaware State, EDA, Revenue Bonds (Hospital Billing and Collection),
	VRDN, Series A, 1.62%, 12/01/15 (a)	30,550	30,550,000
Delaware State, EDA, Revenue Bonds (Hospital Billing and Collection),
	VRDN, Series C, 1.45%, 12/01/15 (a)	103,950	103,950,000
	GS Pool Trust, Delaware, FLOATS, VRDN, Series 1, 1.65%,
	6/02/12 (a)(b)	14,751	14,750,527

			149,250,527

District of Columbia -	Deutsche Bank SPEARS/LIFERS Trust, District of Columbia, GO, SPEARS,
1.1%	VRDN, AMT, Series DB-463, 1.58%, 12/01/17 (a)(b)(d)	8,475	8,475,000
	Deutsche Bank SPEARS/LIFERS Trust, Metropolitan Washington
	Airports Authority, D.C., Airport System Revenue Bonds, SPEARS,
	VRDN, AMT, Series DB-505, 1.61%, 10/01/32 (a)(b)(c)	4,030	4,030,000
	District of Columbia, CP, 1.55%, 7/11/08	28,500	28,500,000
	District of Columbia, GO, MERLOTS, VRDN, Series D75, 1.66%,
	12/01/17 (a)(b)(d)	9,605	9,605,000
	District of Columbia, GO, Refunding, VRDN, Series A, 1.55%,
	6/01/34 (a)	4,295	4,295,000
	District of Columbia, GO, Refunding, VRDN, Series B, 1.55%,
	6/01/34 (a)	6,120	6,120,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	District of Columbia, GO, Refunding, VRDN, Series C, 1.55%,
	6/01/26 (a)	$ 6,555	$ 6,554,900
	District of Columbia, GO, Refunding, VRDN, Series C, 1.40%,
	6/01/27 (a)	9,000	9,000,000
	District of Columbia, GO, Refunding, VRDN, Series D, 1.47%,
	6/01/34 (a)	8,390	8,390,000
District of Columbia, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT,
	Series B, 3.55%, 11/03/08 (a)	6,000	6,000,000
District of Columbia, Hospital Revenue Bonds, FLOATS, VRDN, Series
	2411, 1.75%, 7/15/19 (a)(b)(g)	21,540	21,540,000
District of Columbia, Revenue Refunding Bonds (Howard University),
	VRDN, Series B, 1.35%, 10/01/26 (a)	5,000	5,000,000
District of Columbia, University Revenue Bonds (American University),
	VRDN, 1.55%, 6/01/33 (a)	7,400	7,400,000
District of Columbia, Water and Sewer Authority, Revenue Refunding
	Bonds, PUTTERS, VRDN, Series 2838, 1.63%, 10/01/15 (a)(b)(d)(g)	8,000	8,000,000

			132,909,900

Florida - 8.2%	Alachua County, Florida, Health Facilities Authority, Health Facilities
Revenue Bonds (Shands Teaching Hospital and Clinics, Inc. Project),
	VRDN, Series A, 1.66%, 12/01/32 (a)	5,700	5,700,000
	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
Revenue Refunding Bonds (Health First Inc. Project), VRDN, 1.66%,
	8/01/14 (a)	4,540	4,540,000
	Collier County, Florida, Educational Facilities Authority, Limited
	Obligation Revenue Bonds (Ave Maria University), VRDN, 2%,
	10/01/36 (a)	14,770	14,770,000
Dade County, Florida, IDA, Exempt Facilities Revenue Refunding Bonds
	(Florida Power and Light Co.), VRDN, 1.86%, 6/01/21 (a)	15,250	15,250,000
	Deutsche Bank SPEARS/LIFERS Trust, Saint Johns County, Florida,
	Revenue Bonds, SPEARS, VRDN, Series DB-486, 1.60%,
	10/01/16 (a)(b)(c)	8,980	8,980,000
	Eagle Tax-Exempt Trust, Miami-Dade County, Florida, Aviation Revenue
	Bonds, VRDN, AMT, Series 2007-0108, Class A, 1.89%,
	10/01/39 (a)(b)(e)(j)	14,380	14,380,000
Eagle Tax-Exempt Trust, Orlando-Orange County Expressway Authority,
Florida, Expressway Revenue Bonds, VRDN, Series 2007-0081, Class A,
	1.61%, 7/01/42 (a)(b)(d)	15,000	15,000,000
Eagle Tax-Exempt Trust, Orlando-Orange County Expressway Authority,
Florida, Expressway Revenue Bonds, VRDN, Series 2007-0145, Class A,
	1.62%, 7/01/17 (a)(b)(d)	11,300	11,300,000
	Eagle Tax-Exempt Trust, South Florida Water Management District, COP,
	VRDN, Series 2006-0136, Class A, 1.61%, 10/01/36 (a)(b)(c)(d)	19,730	19,730,000
	Eclipse Funding Trust, Solar Eclipse Certificates, Fort Pierce,
	Florida, Redevelopment Agency, Tax Allocation Bonds, VRDN,
	Series 2006-0130, 1.58%, 5/01/31 (a)(h)	3,940	3,940,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Eclipse Funding Trust, Solar Eclipse Certificates, Volusia County, Florida,
	School Board, COP, VRDN, Series 2007-0036, 3.78%,
	8/01/32 (a)(b)(d)	$ 7,405	$ 7,405,000
	Florida Gas Utility Revenue Bonds (Gas Supply Project Number 2), VRDN,
	Series A-1, 1.45%, 11/01/26 (a)	60,900	60,900,000
	Florida Gas Utility Revenue Bonds (Gas Supply Project Number 2), VRDN,
	Series A-3, 1.40%, 11/01/26 (a)	123,735	123,735,000
	Florida Higher Educational Facilities Financing Authority Revenue Bonds
	(Ringling College), VRDN, 1.50%, 3/01/38 (a)	9,000	9,000,000
Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds,
	ROCS, VRDN, Series II-R-600CE, 1.67%, 7/01/43 (a)(b)	5,480	5,480,000
Florida Hurricane Catastrophe Fund Financing Corporation Revenue
	Bonds, VRDN, Series A, 5%, 7/01/08 (a)	7,830	7,830,259
Florida State Board of Education, GO, ROCS, VRDN, Series II-R-12067,
	1.56%, 6/01/15 (a)(b)	15,500	15,500,000
Florida State Board of Education, GO, ROCS, VRDN, Series II-R-12211,
	1.58%, 6/01/13 (a)(b)	8,000	8,000,000
	Florida State Board of Education, GO, Refunding, ROCS, VRDN, Series II-R-
	6087, 1.55%, 6/01/14 (a)(b)	3,455	3,455,000
	Florida State, GO, MERLOTS, VRDN, Series C07, 2.03%, 7/01/25 (a)(b)	22,130	22,130,000
Florida State Turnpike Authority, Turnpike Revenue Refunding Bonds,
	PUTTERS, VRDN, Series 2539, 1.60%, 7/01/15 (a)(b)	4,000	4,000,000
Gainesville, Florida, Utilities System Revenue Refunding Bonds, VRDN,
	Series C, 1.55%, 10/01/26 (a)	27,735	27,735,000
	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Adventist Health System), VRDN, Series A-2, 1.55%,
	11/15/37 (a)	13,500	13,500,000
	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
Refunding Bonds (Adventist Health System), VRDN, Series C, 1.55%,
	11/15/21 (a)	6,000	6,000,000
Hillsborough County, Florida, Aviation Authority, Revenue Refunding
	Bonds, MERLOTS, VRDN, AMT, Series A18, 4.803%, 10/01/13 (a)(b)	3,925	3,925,000
	Jacksonville Electric Authority, Florida, CP, 1.75%, 7/07/08	50,300	50,300,000
	Jacksonville Electric Authority, Florida, Electric System Revenue
	Refunding Bonds, VRDN, Series 3-B-1, 1.54%, 10/01/40 (a)	6,095	6,095,000
	Jacksonville Electric Authority, Florida, Electric System Revenue
	Refunding Bonds, VRDN, Series 3-B-2, 1.54%, 10/01/40 (a)	6,135	6,135,000
	Jacksonville Electric Authority, Florida, Electric System Revenue
	Refunding Bonds, VRDN, Series 3-B-3, 1.54%, 10/01/36 (a)	8,800	8,800,000
	Jacksonville Electric Authority, Florida, Electric System Revenue
	Refunding Bonds, VRDN, Series 3-C-2, 1.40%, 10/01/34 (a)	15,000	15,000,000
	Jacksonville Electric Authority, Florida, Electric System Revenue
	Refunding Bonds, VRDN, Series B, 1.40%, 10/01/31 (a)	20,000	20,000,000
	Jacksonville Electric Authority, Florida, Water and Sewer System
	Revenue Bonds, VRDN, Series A-1, 1.40%, 10/01/36 (a)	13,800	13,800,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Jacksonville Electric Authority, Florida, Water and Sewer System,
	Revenue Refunding Bonds, VRDN, Sub-Series A-2, 1.40%, 10/01/38 (a)	$ 7,110	$ 7,110,000
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Southern Baptist Hospital), VRDN, Series A, 1.66%, 8/15/33 (a)	11,320	11,320,000
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Southern Baptist Hospital), VRDN, Series B, 1.55%, 8/15/33 (a)	20,600	20,600,000
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
	Bonds, VRDN, Series C, 1.55%, 8/15/33 (a)	13,650	13,650,000
	Jacksonville, Florida, Port Authority Revenue Bonds (Mitsui O.S.K. Lines,
	Ltd. Project), VRDN, AMT, 1.75%, 11/01/32 (a)	15,000	15,000,000
	Jacksonville, Florida, Transit Revenue Refunding Bonds, VRDN, Series A,
	1.40%, 10/01/32 (a)	54,035	54,035,000
	Jacksonville, Florida, Transit Revenue Refunding Bonds, VRDN, Series B,
	1.53%, 10/01/27 (a)	3,000	3,000,000
	Miami-Dade County, Florida, Water and Sewer Revenue Refunding Bonds,
	ROCS, VRDN, Series II-R-1092, 1.61%, 10/01/22 (a)(b)(d)(h)	8,995	8,995,000
	Miami-Dade County, Florida, Water and Sewer Revenue Refunding Bonds,
	VRDN, 1.70%, 10/01/25 (a)(d)	40,000	40,000,000
Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Adventist Health System), VRDN, 1.85%, 11/15/14 (a)	1,300	1,300,000
Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Orlando Regional Healthcare), VRDN, Series A-1, 2.50%,
	10/01/41 (a)	5,000	5,000,000
Orange County, Florida, Health Facilities Authority, Hospital Revenue
Refunding Bonds (Orlando Regional Healthcare), VRDN, Series E, 1.53%,
	10/01/26 (a)	5,500	5,500,000
Orange County, Florida, Health Facilities Authority, Hospital Revenue
Refunding Bonds (Orlando Regional Healthcare), VRDN, Series F, 1.50%,
	10/01/26 (a)	5,800	5,800,000
Orange County, Florida, Health Facilities Authority Revenue Bonds,
	FLOATS, VRDN, Series 830, 1.65%, 11/15/22 (a)(b)(d)	17,245	17,245,000
Orlando, Florida, Utilities Commission, Water and Electric Revenue
	Bonds, VRDN, Series B, 1.52%, 10/01/22 (a)	25,300	25,300,000
	Orlando-Orange County Expressway Authority, Florida, Expressway
	Revenue Refunding Bonds, VRDN, Series C-1, 1.55%, 7/01/25 (a)(d)	27,575	27,575,000
	Orlando-Orange County Expressway Authority, Florida, Expressway
	Revenue Refunding Bonds, VRDN, Series C-4, 1.50%, 7/01/25 (a)(d)	25,890	25,890,000
	Orlando-Orange County Expressway Authority, Florida, Expressway
	Revenue Refunding Bonds, VRDN, Series D, 1.50%, 7/01/32 (a)(d)	50,150	50,150,000
Palm Beach County, Florida, Health Facilities Authority, CP, 2.12%,
	7/08/08	10,000	10,000,000
	Palm Beach County, Florida, School Board, COP, VRDN, Series B, 1.51%,
	8/01/27 (a)(d)	6,100	6,100,000
Pembroke Pines, Florida, Charter School Revenue Refunding Bonds,
	VRDN, 1.58%, 7/01/38 (a)(i)	10,000	10,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Pinellas County, Florida, Health Facilities Authority, Revenue Refunding
	Bonds (BayCare Health System Project), VRDN, Series B-1, 1.55%,
	11/15/33 (a)(d)	$ 35,300	$ 35,300,000
	Polk County, Florida, IDA, IDR, Refunding (Winter Haven Hospital
	Project), VRDN, Series B, 1.66%, 9/01/34 (a)	4,000	4,000,000
Saint Johns County, Florida, Sales Tax Revenue Bonds, ROCS, VRDN,
	Series II-R-755PB, 1.58%, 10/01/36 (a)(b)(e)(j)	6,065	6,065,000
	Sunshine State Governmental Finance Commission, CP, 1.85%, 8/14/08	12,000	12,000,000

			973,250,259

Georgia - 1.7%	Appling County, Georgia, Development Authority, PCR (Georgia Power
	Plant Hatch), VRDN, Second Series, 2.05%, 12/01/18 (a)	16,300	16,300,000
Athens-Clarke County, Georgia, Development Authority of the Unified
	Government, Revenue Bonds (University of Georgia Athletic Association
	Project), VRDN, 1.66%, 9/01/31 (a)	30,400	30,400,000
	Atlanta, Georgia, Subordinate Lien Tax Allocation Bonds (Atlantic
	Station), VRDN, 1.47%, 12/01/24 (a)	12,500	12,500,000
Atlanta, Georgia, Urban Residential Finance Authority, M/F Housing
	Revenue Bonds (Lindbergh City Center Apartment Project), VRDN, AMT,
	1.61%, 11/01/44 (a)	4,000	4,000,000
Atlanta, Georgia, Water and Wastewater Revenue Refunding Bonds,
	VRDN, Series B, 1.80%, 11/01/38 (a)(d)	3,530	3,530,000
Bank of America MACON Trust, Georgia Municipal Electric Authority,
	Power Revenue Bonds, VRDN, Series E, 1.60%, 1/01/17 (a)(b)(d)	6,815	6,815,000
Burke County, Georgia, Development Authority, PCR (Georgia Power
	Company Vogtle Project), VRDN, 2nd Series, 1.66%, 10/01/32 (a)	10,000	10,000,000
	Burke County, Georgia, Development Authority, PCR, Refunding (Georgia
	Power Company Vogtle Project), VRDN, 1st Series, 2.10%,
	9/01/30 (a)	5,100	5,100,000
	Clayton County, Georgia, Housing Authority, M/F Housing Revenue Bonds
	(Provence Place Apartments Project), VRDN, 1.61%,
	10/01/41 (a)	2,025	2,025,000
DeKalb County, Georgia, Public Safety and Judicial Facilities Authority,
	Special Tax Revenue Bonds, FLOATS, VRDN, Series 1459, 1.55%,
	12/01/34 (a)(b)	2,295	2,295,000
DeKalb Private Hospital Authority, Georgia, Revenue Bonds (Children's
	Healthcare of Atlanta), VRDN, 1.55%, 7/01/42 (a)	8,350	8,350,000
	Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater
	Revenue Bonds, VRDN, Series 2005-0009, Class A, 1.59%,
	11/01/43 (a)(b)(d)	9,100	9,100,000
	Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater
	Revenue Bonds, VRDN, Series 2006-0130, Class A, 1.61%,
	11/01/34 (a)(b)(d)	5,000	5,000,000
	Fulton County, Georgia, Development Authority Revenue Bonds
	(Children's Healthcare of Atlanta), VRDN, 1.50%, 7/01/42 (a)	5,685	5,685,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Fulton County, Georgia, Development Authority Revenue Bonds (Robert
	W. Woodruff Arts Center Project), VRDN, Series B, 1.53%,
	4/01/34 (a)	$ 21,200	$ 21,200,000
	Gwinnett County, Georgia, Hospital Authority, Revenue Refunding Bonds
	(Gwinnett Hospital System Project), VRDN, Series C, 1.55%,
	7/01/32 (a)	7,800	7,800,000
	Macon-Bibb County, Georgia, Hospital Authority Revenue Bonds
(Central Georgia Senior Health, Inc. - Carlyle Place Project), VRDN,
	1.66%, 5/01/30 (a)	17,885	17,885,000
	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
	Refunding Bonds, FLOATS, VRDN, Series 2790, 1.65%,
	7/01/37 (a)(b)(d)	10,380	10,380,000
	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
	Refunding Bonds, FLOATS, VRDN, Series 2791, 1.65%,
	7/01/37 (a)(b)(d)	16,645	16,645,000
Putnam County, Georgia, Development Authority, PCR (Georgia Power
	Company), VRDN, First Series 97, 2.10%, 7/14/09 (a)	4,000	4,000,000
	Whitfield County, Georgia, Development Authority, Solid Waste Disposal
	Revenue Bonds (Aladdin Manufacturing Corporation Project), VRDN, AMT,
	1.65%, 6/01/19 (a)	3,100	3,100,000

			202,110,000

Hawaii - 0.1%	Hawaii State, Highway Revenue Bonds, ROCS, VRDN, Series II-R-10096,
	1.60%, 7/01/11 (a)(b)(d)	7,170	7,170,000

Idaho - 0.3%	Idaho State Building Authority, Revenue Refunding Bonds (Prison
	Facilities Project), VRDN, Series A, 1.55%, 9/01/25 (a)	14,000	14,000,000
	Idaho State, GO, TAN, 3%, 6/30/09	18,000	18,225,720

			32,225,720

Illinois - 5.6%	ABN AMRO MuniTops Certificates Trust, Du Page and Will Counties,
Illinois, Community School District Number 204 (Indian Prairie), GO,
	VRDN, Series 2006-33, 1.90%, 6/30/14 (a)(b)(e)	12,180	12,180,000
	Bank of America MACON Trust, Illinois State, GO, VRDN, Series L, 1.60%,
	1/01/31 (a)(b)	1,750	1,750,000
	Bank of America MACON Trust, Regional Transportation Authority,
	Illinois, Revenue Bonds, VRDN, Series K, 1.90%, 7/01/26 (a)(b)	2,755	2,755,000
Chicago, Illinois, Board of Education, GO, FLOATS, VRDN, Series 2275,
	1.65%, 12/01/28 (a)(b)(d)	10,500	10,500,000
	Chicago, Illinois, Board of Education, GO, ROCS, VRDN, Series II-R-10097,
	1.60%, 12/01/11 (a)(b)(d)	10,215	10,215,000
	Chicago, Illinois, GO, ROCS, VRDN, Series II-R-12174, 1.61%,
	1/01/14 (a)(b)(d)	7,155	7,155,000
	Chicago, Illinois, GO, VRDN, Series B, 1.95%, 1/01/12 (a)	6,490	6,490,000
	Chicago, Illinois, O'Hare International Airport Revenue Bonds, PUTTERS,
	VRDN, Series 2504, 1.63%, 1/01/15 (a)(b)(d)	1,800	1,800,000
Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS,
	VRDN, AMT, Series II-R-239, 1.68%, 1/01/22 (a)(b)(d)	3,700	3,700,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds,
	PUTTERS, VRDN, Series 2501, 1.63%, 1/01/15 (a)(b)(d)	$ 1,850	$ 1,850,000
Cook County, Illinois, Forest Preserve District, GO, PUTTERS, VRDN,
	Series 566, 1.63%, 11/15/12 (a)(b)(c)(d)	5,165	5,165,000
	Cook County, Illinois, GO, ROCS, VRDN, Series II-R-12030, 1.62%,
	11/15/12 (a)(b)(c)(d)	30,920	30,920,000
DFA Municipal Trust, Chicago, Illinois, O'Hare International Airport,
	Revenue Refunding Bonds, FLOATS, VRDN, Series 2008-26, 1.85%,
	1/01/35 (a)(b)(k)	36,000	36,000,000
	Deutsche Bank SPEARS/LIFERS Trust, Chicago, Illinois, O'Hare
International Airport Revenue Bonds, SPEARS, VRDN, Series DB-502,
	1.58%, 1/01/33 (a)(b)(d)	13,825	13,825,000
	Deutsche Bank SPEARS/LIFERS Trust, Chicago, Illinois, O'Hare
International Airport Revenue Bonds, SPEARS, VRDN, Series DBE-534,
	1.58%, 1/01/22 (a)(b)	2,280	2,280,000
	Eagle Tax-Exempt Trust, Illinois State Finance Authority, Revenue
	Refunding Bonds, VRDN, Series 2006-0118, Class A, 1.56%,
	12/01/42 (a)(b)	3,150	3,150,000
	Eagle Tax-Exempt Trust, University of Illinois, University Revenue
	Refunding Bonds, VRDN, Series 2006-0124, Class A, 1.82%,
	4/01/35 (a)(b)(e)	10,000	10,000,000
Eclipse Funding Trust, Solar Eclipse Certificates, Chicago, Illinois, GO,
	Refunding, VRDN, Series 2006-0038, 1.55%, 1/01/28 (a)(b)(d)	10,700	10,700,000
	Elmhurst, Illinois, Revenue Bonds (Joint Commission on Accreditation of
	Healthcare Organizations), VRDN, 1.45%, 7/01/18 (a)	14,750	14,750,000
	Illinois Development Finance Authority, Revenue Refunding Bonds
	(Evanston Northwestern Healthcare Corporation), VRDN, Series A, 1.55%,
	5/01/31 (a)	19,885	19,885,000
Illinois Educational Facilities Authority Revenue Bonds (Art Institute of
	Chicago), VRDN, 1.55%, 3/01/27 (a)	11,450	11,450,000
Illinois Educational Facilities Authority, Revenue Refunding Bonds (The
	Art Institute of Chicago), VRDN, 1.55%, 3/01/27 (a)	23,600	23,600,000
Illinois HDA, Homeowner Mortgage Revenue Refunding Bonds, VRDN,
	AMT, Sub-Series H-2, 3.48%, 2/01/39 (a)	3,390	3,390,000
Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments),
	VRDN, AMT, Series B, 1.70%, 5/01/37 (a)	445	445,000
	Illinois Health Facilities Authority, CP, 1.60%, 8/11/08	50,000	50,000,000
	Illinois Health Facilities Authority Revenue Bonds (Northwestern
	Memorial Hospital), VRDN, 1.55%, 8/15/25 (a)	16,570	16,570,000
	Illinois Health Facilities Authority Revenue Bonds (Revolving Fund Pooled
	Program), VRDN, Series D, 1.55%, 8/01/15 (a)	39,850	39,850,000
	Illinois State Finance Authority, PCR, Refunding (Commonwealth Edison
	Company Project), VRDN, Series D, 1.50%, 3/01/20 (a)	5,600	5,600,000
	Illinois State Finance Authority, PCR, Refunding (Commonwealth Edison
	Company Project), VRDN, Series F, 1.55%, 3/01/17 (a)	6,200	6,200,000
Illinois State Finance Authority Revenue Bonds (Central DuPage Health
	Project), VRDN, Series A, 1.55%, 11/01/38 (a)	15,000	15,000,000
	Illinois State Finance Authority Revenue Bonds (Elmhurst Memorial
	Healthcare), VRDN, Series C, 1.45%, 1/01/48 (a)	5,000	5,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Illinois State Finance Authority Revenue Bonds, FLOATS, VRDN, Series
	1489, 1.55%, 12/01/42 (a)(b)	$ 4,190	$ 4,190,000
	Illinois State Finance Authority Revenue Bonds (Illinois Wesleyan
	University Project), VRDN, 1.50%, 9/01/23 (a)	2,500	2,500,000
Illinois State Finance Authority Revenue Bonds (Landing at Plymouth
	Place), VRDN, Series C, 1.50%, 5/15/37 (a)	26,430	26,430,000
Illinois State Finance Authority Revenue Bonds (North Park University
	Project), VRDN, 1.45%, 7/01/35 (a)	4,800	4,800,000
	Illinois State Finance Authority Revenue Bonds (Northwestern University),
	VRDN, Sub-Series A, 1.60%, 12/01/34 (a)	13,975	13,975,000
	Illinois State Finance Authority Revenue Bonds (Northwestern University),
	VRDN, Sub-Series A, 1.40%, 12/01/46 (a)	4,075	4,075,000
Illinois State Finance Authority Revenue Bonds (University of Chicago),
	VRDN, Series B, 1.40%, 7/01/34 (a)	55,972	55,972,000
Illinois State Finance Authority, Revenue Refunding Bonds (Riverside
	Health System), VRDN, Series A, 1.50%, 11/15/22 (a)(l)	15,275	15,275,000
Illinois State Finance Authority, Revenue Refunding Bonds (Riverside
	Health System), VRDN, Series B, 1.50%, 11/15/20 (a)(l)	16,225	16,225,000
	Illinois State, GO, FLOATS, VRDN, Series 2690, 1.55%, 4/01/33 (a)(b)	4,590	4,590,000
	Illinois State, GO, MERLOTS, VRDN, Series B04, 1.76%,
	12/01/24 (a)(b)(d)	8,935	8,935,000
	Illinois State, GO, ROCS, VRDN, Series II-R-12080, 1.60%,
	11/01/11 (a)(b)(d)(g)	9,470	9,470,000
	Illinois State, GO, Refunding, FLOATS, VRDN, Series 743D, 1.60%,
	8/01/15 (a)(b)(e)(h)	16,180	16,180,000
Illinois State Toll Highway Authority, Toll Highway Revenue Refunding
	Bonds, VRDN, Series B, 1.80%, 1/01/17 (a)(d)	12,235	12,235,000
	Illinois State Toll Highway Authority, Toll Highway Senior Priority
	Revenue Bonds, VRDN, Series A-2, 1.40%, 7/01/30 (a)(d)	10,000	10,000,000
	Illinois State Toll Highway Authority, Toll Highway Senior Priority
	Revenue Refunding Bonds, VRDN, Series A-1, 1.51%, 1/01/31 (a)(d)	11,710	11,710,000
	Illinois State Toll Highway Authority, Toll Highway Senior Priority
	Revenue Refunding Bonds, VRDN, Series A-2, 1.57%, 1/01/31 (a)	11,710	11,710,000
	Southwestern Development Authority, Illinois, Revenue Refunding Bonds,
	FLOATS, VRDN, Series 2359, 1.65%, 12/01/26 (a)(b)(d)	3,365	3,365,000
	University of Illinois, COP, FLOATS, VRDN, Series 2208, 1.65%,
	10/01/23 (a)(b)(d)	9,885	9,885,000
University of Illinois, COP (Utility Infrastructure Projects), Refunding,
	VRDN, 1.45%, 8/15/21 (a)	20,665	20,665,000
	Will County, Illinois, Community High School District Number 210
	(Lincoln-Way), GO, FLOATS, VRDN, Series 2287, 1.65%,
	1/01/22 (a)(b)(d)	15,135	15,135,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco
	Chemical Company Project), VRDN, AMT, 2%, 3/01/28 (a)	$ 6,025	$ 6,025,000
	Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco
	Chemical Company Project), VRDN, AMT, 2%, 7/01/31 (a)	3,800	3,800,000
	Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco
	Chemical Company Project), VRDN, AMT, 2%, 7/01/32 (a)	2,600	2,600,000

			671,922,000

Indiana - 3.9%	Bank of America MACON Trust, Indianapolis, Indiana, Local Public
Improvement Bond Bank, Revenue Refunding Bonds, VRDN, Series S,
	3.05%, 1/01/21 (a)(b)(e)	4,240	4,240,000
Fort Wayne, Indiana, Waterworks Utility Revenue Notes, BAN, 1.80%,
	2/11/09	17,840	17,840,000
	IPS Multi-School Building Corporation, Indiana, Revenue Bonds,
	ROCS, VRDN, Series II-R-885WF, 1.59%, 1/15/30 (a)(b)(d)	9,535	9,535,000
Indiana Bond Bank, Advance Funding Program Revenue Notes, Series A,
	3%, 1/30/09	50,000	50,258,266
Indiana Bond Bank, Advance Funding Program Revenue Notes, Series A,
	3%, 5/28/09	40,700	41,126,560
Indiana Health and Educational Facilities Financing Authority Revenue
	Bonds, FLOATS, VRDN, Series 2138, 1.55%, 11/15/16 (a)(b)	18,690	18,690,000
Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
	(Ascension Health Credit Group), VRDN, Series A-2, 1.35%,
	11/15/36 (a)	75,000	75,000,000
Indiana State Development Finance Authority, Educational Facilities
	Revenue Bonds (Indianapolis Museum of Art, Inc. Project), VRDN, 1.55%,
	2/01/39 (a)	43,000	43,000,000
Indiana State Development Finance Authority, Environmental Revenue
	Bonds (PSI Energy Inc. Projects), VRDN, AMT, Series A, 1.75%,
	12/01/38 (a)	32,550	32,550,000
	Indiana State Financing Authority, Health System Revenue Bonds (Sisters
	of St. Francis Health Service, Inc. Project), VRDN, Series B, 1.52%,
	11/01/41 (a)	3,700	3,700,000
Indiana State Financing Authority, Lease Appropriation Revenue Bonds,
	VRDN, Series A-1, 1.50%, 2/01/35 (a)	37,000	37,000,000
Indiana State Financing Authority, Lease Appropriation Revenue Bonds,
	VRDN, Series A-2, 1.40%, 2/01/35 (a)	24,000	24,000,000
Indiana State Financing Authority, Lease Appropriation Revenue Bonds,
	VRDN, Series A-2, 1.50%, 2/01/37 (a)	5,700	5,700,000
Indiana State Financing Authority, Lease Appropriation Revenue Bonds,
	VRDN, Series A-4, 1.45%, 2/01/35 (a)	18,000	18,000,000
Indiana State Financing Authority, Lease Appropriation Revenue Bonds,
	VRDN, Series A-5, 1.45%, 2/01/35 (a)	25,000	25,000,000
	Indiana State Financing Authority, Revenue Refunding Bonds (Ascension
	Health), VRDN, Series E-3, 1.49%, 11/15/36 (a)	7,000	7,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Indiana Transportation Finance Authority, Highway Revenue Refunding
	Bonds, FLOATS, VRDN, Series 942D, 1.75%, 12/01/22 (a)(b)(g)	$ 17,015	$ 17,015,000
Indiana University Revenue Bonds, PUTTERS, VRDN, Series 2494, 1.60%,
	12/15/15 (a)(b)	1,485	1,485,000
	Pike County, Indiana, Multi-School Building Corporation, Revenue
	Refunding Bonds, PUTTERS, VRDN, Series 1122, 2.05%,
	7/15/12 (a)(b)(e)	6,545	6,545,000
Portage, Indiana, EDR (Breckenridge Apartments Project), VRDN, AMT,
	1.65%, 5/01/25 (a)	4,650	4,650,000
Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds
	(Amoco Oil Company Project), VRDN, AMT, 2%, 7/01/31 (a)	6,085	6,085,000
	Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (BP
	Products Project), VRDN, AMT, Series C, 2%, 7/01/34 (a)	4,900	4,900,000
Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue
	Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 2%,
	1/01/26 (a)	10,000	10,000,000

			463,319,826

Iowa - 0.6%	Clear Lake, Iowa, Development Revenue Bonds (Joe Corbis Pizza
	Project), VRDN, AMT, 1.31%, 4/01/31 (a)	3,460	3,460,000
Iowa Finance Authority, Health Facilities Revenue Bonds (Central Iowa
	Health System), VRDN, Series A1, 1.50%, 2/15/35 (a)(i)	9,100	9,100,000
Iowa Finance Authority, Health Facilities Revenue Bonds (Central Iowa
	Health System), VRDN, Series A2, 1.52%, 2/15/35 (a)(i)	22,725	22,725,000
	Iowa Finance Authority, Retirement Community Revenue Bonds
(Edgewater - A Wesley Active Life Community), VRDN, Series E, 1.52%,
	11/01/42 (a)	10,000	10,000,000
	Iowa Finance Authority, Revenue Refunding Bonds (Trinity Health Credit
	Group), VRDN, Series D, 1.40%, 12/01/30 (a)	3,400	3,400,000
Iowa Higher Education Loan Authority, Education Facilities Revenue
	Bonds (Saint Ambrose University), VRDN, 2%, 4/01/38 (a)	10,000	10,000,000
Louisa County, Iowa, PCR, Refunding (Iowa-Illinois Gas and Electric),
	VRDN, Series A, 1.70%, 9/01/16 (a)	10,000	10,000,000

			68,685,000

Kansas - 0.6%	Kansas State Department of Transportation, Highway Revenue Bonds,
	ROCS, VRDN, Series II-R-6020, 1.60%, 3/01/19 (a)(b)(d)	3,935	3,935,000
	Kansas State Department of Transportation, Highway Revenue Refunding
	Bonds, VRDN, Series A-1, 1.37%, 9/01/13 (a)	6,750	6,750,000
	Kansas State Department of Transportation, Highway Revenue Refunding
	Bonds, VRDN, Series B-2, 1.40%, 9/01/19 (a)	11,400	11,400,000
	Kansas State Department of Transportation, Highway Revenue Refunding
	Bonds, VRDN, Series C-1, 1.30%, 9/01/19 (a)	19,700	19,700,000
Kansas State Development Financing Authority, M/F Housing Revenue
	Bonds (Delaware Highlands Assistant Living), VRDN, AMT, Series C, 1.65%,
	12/01/36 (a)	4,290	4,290,000
	Kansas State Development Financing Authority, Revenue Bonds (Sisters of
	Charity of Leavenworth Health System), VRDN, Series C, 1.55%,
	12/01/19 (a)	1,665	1,665,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds,
	FLOATS, VRDN, AMT, Series 2480, 1.70%, 6/01/39 (a)(b)(f)(m)	$ 22,585	$ 22,585,000

			70,325,000

Kentucky - 1.8%	Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air
	Products and Chemicals Project), VRDN, AMT, 1.65%, 7/01/21 (a)	3,775	3,775,000
	Carroll County, Kentucky, PCR, CP, 1.75%, 9/10/08	20,930	20,930,000
Eagle Tax-Exempt Trust, Louisville and Jefferson Counties, Kentucky,
Metropolitan Sewer District, Sewer and Drain System Revenue Bonds,
	VRDN, Series 2006-0053 Class A, 1.61%, 5/15/33 (a)(b)(d)(g)	14,000	14,000,000
	Jefferson County, Kentucky, CP, 2.10%, 8/06/08	35,000	35,000,000
Kentucky Asset/Liability Commission, General Fund Revenue Notes,
	TRAN, Series A, 3%, 6/25/09	18,100	18,313,399
Kentucky Higher Education Student Loan Corporation, Student Loan
	Revenue Refunding Bonds, VRDN, AMT, Senior Series A-1, 1.80%,
	6/01/37 (a)	15,700	15,700,000
Kentucky State Turnpike Authority, Resource Recovery Road Revenue
	Bonds, FLOATS, VRDN, Series 488, 1.65%, 7/01/09 (a)(b)(d)	56,475	56,475,000
Louisville and Jefferson Counties, Kentucky, Metropolitan Government
Health System, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-
	662CE, 1.59%, 10/01/36 (a)(b)	17,500	17,500,000
	Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District,
Sewer and Drain System, Revenue Refunding Bonds, VRDN, Series B,
	1.52%, 5/15/23 (a)(d)	7,720	7,720,000
	Louisville and Jefferson Counties, Kentucky, Regional Airport Authority,
Special Facilities Revenue Bonds (UPS Worldwide Forwarding, Inc.),
	VRDN, AMT, Series B, 1.65%, 1/01/29 (a)	5,900	5,900,000
Municipal Securities Trust Certificates, Campbell and Kenton Counties,
	Kentucky, Sanitation District Number 1 Revenue Bonds, VRDN, Series SGA
	130, 1.60%, 8/01/11 (a)(b)(d)	11,000	11,000,000
	Shelby County, Kentucky, Lease Revenue Bonds, VRDN, Series A, 1.55%,
	9/01/34 (a)	3,285	3,285,000

			209,598,399

Louisiana - 2.4%	Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project),
	VRDN, AMT, 1.87%, 3/01/25 (a)	17,700	17,700,000
Calcasieu Parish, Louisiana, IDB, Environmental Revenue Bonds (Citgo
	Petroleum Corp.), VRDN, AMT, 2%, 7/01/26 (a)	20,000	20,000,000
Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding
	Bonds (Citgo Petroleum Corp.), VRDN, AMT, 2%, 3/01/25 (a)	35,600	35,600,000
Eagle Tax-Exempt Trust, Louisiana State Gas and Fuels Tax Revenue
	Bonds, VRDN, Series 2006-0129, Class A, 1.61%, 5/01/41 (a)(b)(d)(g)	27,225	27,225,000
Eagle Tax-Exempt Trust, Louisiana State Gas and Fuels Tax Revenue
	Bonds, VRDN, Series 2006-137, Class A, 1.61%, 5/01/36 (a)(b)(d)	4,020	4,020,000
	Jefferson Parish, Louisiana, Hospital Service District Number 001,
	Hospital Revenue Bonds, PUTTERS, VRDN, Series 522, 1.60%,
	12/01/08 (a)(b)	10,000	10,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Jefferson Parish, Louisiana, Hospital Service District Number 001,
	Hospital Revenue Bonds (West Jefferson Medical Center), VRDN, Series B,
	1.59%, 1/01/28 (a)(d)	$ 25,000	$ 25,000,000
Lake Charles, Louisiana, Harbor and Terminal District Revenue Bonds
	(Lake Charles Cogeneration Project), VRDN, 2.25%, 3/15/09 (a)	53,000	53,000,000
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds (BASF Corporation Project),
	VRDN, AMT, 1.71%, 12/01/36 (a)	4,000	4,000,000
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds (Honeywell International Inc.
	Project), VRDN, AMT, 1.75%, 12/01/37 (a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Refunding Bonds (BASF Corporation
	Project), VRDN, Series B, 1.66%, 12/01/30 (a)	7,500	7,500,000
Louisiana Public Facilities Authority Revenue Bonds (II City Plaza LLC
	Project), VRDN, 1.52%, 3/01/40 (a)	7,280	7,280,000
Louisiana Public Facilities Authority Revenue Bonds (Air Products and
	Chemicals Project), VRDN, AMT, 1.65%, 12/01/39 (a)	2,850	2,850,000
Louisiana Public Facilities Authority Revenue Bonds (Equipment and
	Capital Facilities Loan Program), VRDN, Series C, 1.80%, 7/01/24 (a)	1,315	1,315,000
	Louisiana State Municipal Natural Gas Purchasing and Distribution
	Authority Revenue Bonds, PUTTERS, VRDN, Series 1411Q, 1.60%,
	3/15/14 (a)(b)	14,452	14,452,000
Morgan Keegan Municipal Products, Inc., East Baton Rouge, Louisiana,
Mortgage Finance Authority, S/F Revenue Bonds, VRDN, AMT, Series A,
	1.75%, 2/01/11 (a)(b)	8,135	8,135,000
	Morgan Keegan Municipal Products, Inc., New Orleans, Louisiana,
	Finance Authority, VRDN, Series G, 1.75%, 12/01/41 (a)(b)	24,125	24,125,000
	Saint Bernard Parish, Louisiana, Exempt Facilities Revenue Bonds (Exxon
	Mobil Corporation), VRDN, AMT, 2.10%, 11/01/26 (a)	14,100	14,100,000
Saint James Parish, Louisiana, Revenue Bonds (NuStar Logistics, L.P.
	Project), VRDN, 1.50%, 6/01/38 (a)	4,000	4,000,000
	South Louisiana Port Commission, Port Revenue Refunding Bonds
	(Occidental Petroleum), VRDN, 1.80%, 7/01/18 (a)	4,400	4,400,000

			290,702,000

Maine - 0.1%	Eclipse Funding Trust, Solar Eclipse Certificates, Maine Health and Higher
	Educational Facilities Authority Revenue Bonds, VRDN, Series 2007-0104,
	1.58%, 7/01/37 (a)(b)(g)	3,195	3,195,000
Maine State Housing Authority, Mortgage Purpose Revenue Refunding
	Bonds, VRDN, AMT, Series D, 3.82%, 7/18/08 (a)	7,000	7,000,000
	School Administrative District Number 051, Maine, GO, Refunding, BAN,
	3.75%, 12/30/08	4,500	4,514,161

			14,709,161

Maryland - 1.3%	Baltimore County, Maryland, EDR, Refunding (Garrison Forest School
	Project), VRDN, 1.66%, 10/01/31 (a)	6,380	6,380,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Baltimore County, Maryland, Revenue Refunding Bonds (The Paths at
	Loveton Farms Apartments Facility Project), VRDN, 1.71%,
	12/01/21 (a)	$ 4,630	$ 4,630,000
	Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental
	Petroleum), FLOATS, VRDN, 1.60%, 10/14/11 (a)(b)	35,700	35,700,000
Maryland State Economic Development Corporation Revenue Bonds
	(Pharmaceutics International, Inc. Project), VRDN, AMT, Series A, 1.31%,
	5/03/21 (a)	4,715	4,715,000
	Maryland State Economic Development Corporation, Revenue Refunding
	Bonds (Constellation Energy Group Inc. Project), VRDN, Series A, 1.35%,
	4/01/24 (a)	29,000	29,000,000
	Maryland State Economic Development Corporation, Revenue Refunding
	Bonds (Garrett Community College), VRDN, 1.16%,
	8/01/38 (a)	7,005	7,005,000
	Maryland State Health and Higher Educational Facilities Authority,
	Revenue Refunding Bonds (Pooled Loan Program), VRDN, Series D, 1.48%,
	1/01/29 (a)	10,995	10,995,000
	Maryland State Health and Higher Educational Facilities Authority,
Revenue Refunding Bonds (University of Maryland Medical System),
	VRDN, Series A, 1.47%, 7/01/34 (a)	27,500	27,500,000
	Maryland State Health and Higher Educational Facilities Authority,
Revenue Refunding Bonds (University of Maryland Medical System),
	VRDN, Series B, 1.50%, 7/01/41 (a)	7,200	7,200,000
Maryland State Stadium Authority, Lease Revenue Refunding Bonds
	(Baltimore Convention Center), VRDN, AMT, 1.45%, 12/15/14 (a)	3,595	3,595,000
Montgomery County, Maryland, EDR (Riderwood Village Inc. Project),
	Refunding, VRDN, 1.54%, 3/01/34 (a)	13,610	13,610,000

			150,330,000

Massachusetts - 2.9%	Bank of America MACON Trust, Massachusetts State Development Finance
	Agency Revenue Bonds, VRDN, Series 2007-344, 1.66%,
	12/01/12 (a)(b)	92,300	92,300,000
	Bank of America MACON Trust, Massachusetts State Health and
	Educational Facilities Authority Revenue Bonds, VRDN, Series 2007-310,
	1.59%, 6/15/12 (a)(b)	7,880	7,880,000
	Beverly, Massachusetts, GO, BAN, 2.50%, 1/21/09	7,000	7,030,966
	Eagle Tax-Exempt Trust, Massachusetts State Water Resource Authority,
	Revenue Refunding Bonds, VRDN, Series 2006-0054 Class A, 1.60%,
	8/01/36 (a)(b)(d)	7,495	7,495,000
	Massachusetts Bay Transportation Authority, Sales Tax Revenue
	Refunding Bonds, VRDN, Senior Series A-2, 1.47%, 7/01/26 (a)	17,500	17,500,000
	Massachusetts State, CP, 1.70%, 8/06/08	10,500	10,500,000
	Massachusetts State Development Finance Agency Revenue Bonds
	(Suffolk University), VRDN, Series A, 1.65%, 7/01/35 (a)(i)	13,850	13,850,000
	Massachusetts State, GO (Central Artery), VRDN, Series A, 1.85%,
	12/01/30 (a)	24,000	24,000,000
	Massachusetts State, GO, Refunding, VRDN, Series B, 1.45%,
	1/01/21 (a)	15,300	15,300,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Massachusetts State Health and Educational Facilities Authority Revenue
	Bonds (Dana-Farber Cancer Institute), VRDN,
	Series L-1, 1.35%, 12/01/47 (a)	$ 6,800	$ 6,800,000
	Massachusetts State Health and Educational Facilities Authority Revenue
	Bonds (Dana-Farber Cancer Institute), VRDN, Series L-2,
	1.35%, 12/01/47 (a)	7,800	7,800,000
	Massachusetts State Health and Educational Facilities Authority Revenue
	Bonds (Tufts University), VRDN, Series N-1, 1.45%,
	8/15/40 (a)	11,000	11,000,000
	Massachusetts State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Partners Healthcare System Project), VRDN, Series F-4,
	1.46%, 7/01/40 (a)	63,445	63,445,000
Municipal Securities Trust Certificates, Massachusetts State Turnpike
Authority, Metropolitan Highway System, Revenue Refunding Bonds,
	VRDN, Series SGC 28, Class A, 1.57%, 1/01/29 (a)©	6,665	6,665,000
Route 3 North Transit Improvement Association, Massachusetts, Lease
	Revenue Bonds, ROCS, VRDN, Series II-R-10099, 1.52%,
	6/15/10 (a)(b)(e)	8,415	8,415,000
University of Massachusetts Building Authority Revenue Bonds, VRDN,
	Senior Series A, 1.45%, 5/01/38 (a)(p)	16,080	16,080,000
	University of Massachusetts Building Authority, Revenue Refunding
	Bonds, VRDN, Senior Series 3, 1.53%, 11/01/34 (a)	20,000	20,000,000
	University of Massachusetts Building Authority, Revenue Refunding
	Bonds, VRDN, Senior Series 4, 1.55%, 11/01/34 (a)	15,000	15,000,000

			351,060,966

Michigan - 5.4%	Bank of America MACON Trust, Detroit, Michigan, City School District,
	GO, Refunding, VRDN, Series J, 1.60%, 5/01/28 (a)(b)(d)	5,100	5,100,000
	Detroit, Michigan, City School District, GO, VRDN, Series A, 1.60%,
	5/01/29 (a)(d)	4,615	4,615,000
Detroit, Michigan, Sewage Disposal Revenue Refunding Bonds, FLOATS,
	VRDN, Series 2719, 1.58%, 7/01/29 (a)(g)(j)	10,440	10,440,000
Detroit, Michigan, Sewage Disposal Revenue Refunding Bonds, ROCS,
	VRDN, Series II-R-9221, 1.58%, 7/01/36 (a)(b)(f)(j)	13,855	13,855,000
Detroit, Michigan, Sewage Disposal Revenue Refunding Bonds, Senior
	Lien, VRDN, Series C-1, 1.80%, 7/01/27 (a)(d)	19,700	19,700,000
Detroit, Michigan, Water Supply System, Revenue Refunding Bonds,
	ROCS, VRDN, Series II-R-665PB, 1.58%, 7/01/33 (a)(b)(e)(j)	20,850	20,850,000
Deutsche Bank SPEARS/LIFERS Trust, Wayne County, Michigan, Airport
	Authority, Revenue Refunding Bonds, SPEARS, VRDN, AMT, Series DB-652,
	1.61%, 12/01/32 (a)(b)(i)	12,940	12,940,000
Eagle Tax-Exempt Trust, Michigan State Building Authority, Revenue
	Refunding Bonds, VRDN, Series 2006-156, Class A, 1.61%,
	10/15/36 (a)(b)(d)(g)	7,100	7,100,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Eastern Michigan University, Revenue Refunding Bonds, VRDN, 1.55%,
	6/01/36 (a)	$ 13,000	$ 13,000,000
	Grand Rapids, Michigan, Sanitation Sewer System Revenue Bonds, ROCS,
	VRDN, Series II-R-12147, 1.62%, 1/01/17 (a)(b)(d)(g)	6,900	6,900,000
Michigan Municipal Bond Authority Revenue Notes, Series B-2, 4.50%,
	8/20/08	35,000	35,038,529
Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series B,
	1.75%, 6/01/38 (a)	100,200	100,200,000
Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series D,
	3.05%, 9/03/08 (a)	18,000	18,000,000
Michigan State Hospital Finance Authority Revenue Bonds (Ascension
	Health), VRDN, Series B-1, 1.35%, 11/15/33 (a)	81,890	81,890,000
	Michigan State Hospital Finance Authority Revenue Bonds, ROCS, VRDN,
	Series II-R-10012, 1.59%, 11/01/38 (a)(b)	18,500	18,500,000
Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Ascension Health), VRDN, 1.35%, 11/15/33 (a)	39,700	39,700,000
Michigan State Revenue Bonds, PUTTERS, VRDN, Series 2096, 1.63%,
	9/15/17 (a)(b)(d)	9,985	9,985,000
	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Russell
	Investment Co. LLC Project), VRDN, AMT, 1.70%,
	11/01/31 (a)	2,940	2,940,000
Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Dow Chemical Project), VRDN, Series B-1, 2%, 6/01/14 (a)	5,615	5,615,000
	Michigan State University, General Revenue Bonds, FLOATS, VRDN, Series
	A2, 1.50%, 8/15/22 (a)(b)	25,400	25,400,000
	Michigan State University, General Revenue Bonds, VRDN, 1.70%,
	2/15/34 (a)	38,740	38,740,000
Michigan State University, General Revenue Refunding Bonds, VRDN,
	Series A, 1.70%, 2/15/33 (a)	7,315	7,315,000
	Oakland County, Michigan, Economic Development Corporation, Limited
	Obligation Revenue Bonds (Exhibit Enterprises, Inc. Project), VRDN, AMT,
	1.72%, 6/01/34 (a)	6,250	6,250,000
	Oakland County, Michigan, Economic Development Corporation, Limited
Obligation Revenue Bonds (Marian High School Inc. Project), VRDN,
	1.62%, 5/01/37 (a)	4,000	4,000,000
Oakland University, Michigan, Revenue Refunding Bonds, VRDN, 1.55%,
	3/01/31 (a)	8,000	8,000,000
RBC Municipal Products, Inc., Michigan Higher Education Student Loan
Authority, Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series L-24,
	1.80%, 3/01/28 (a)(b)	44,945	44,945,000
	University of Michigan, University Hospital Revenue Bonds, VRDN, Series
	A, 1.40%, 12/01/27 (a)	61,000	61,000,000
University of Michigan, University Hospital Revenue Refunding Bonds,
	VRDN, Series B, 1.45%, 12/01/37 (a)	4,000	4,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Whitmore Lake, Michigan, Public School District, GO, ROCS, VRDN, Series
	II-R-4515, 1.55%, 5/01/23 (a)(b)	$ 3,525	$ 3,525,000

			638,298,529

Minnesota - 1.3%	Minnesota Agriculture and Economic Development Board, Revenue
	Refunding Bonds (Essentia Health), VRDN, Series C-3, 1.87%,
	2/15/32 (a)(i)	13,550	13,550,000
	Minnesota Agriculture and Economic Development Board, Revenue
	Refunding Bonds (Essentia Health), VRDN, Series C-4B, 2.03%,
	2/15/20 (a)(i)	5,250	5,250,000
Minnesota Rural Water Finance Authority, Public Projects Construction
	Revenue Notes, VRDN, 4.50%, 7/01/08 (a)	12,000	12,000,238
	Minnesota State, GO, ROCS, VRDN, Series II-R-4065, 1.55%,
	8/01/23 (a)(b)	1,670	1,670,000
Rochester, Minnesota, Health Care Facilities, Revenue Refunding Bonds
	(Mayo Clinic), VRDN, Series A, 1.45%, 8/15/32 (a)	10,000	10,000,000
	Rochester, Minnesota, Healthcare, CP, 1.65%, 9/09/08	16,000	16,000,000
	Rochester, Minnesota, Healthcare, CP, 1.65%, 9/09/08	9,500	9,500,000
	Rochester, Minnesota, Healthcare, CP, 1.65%, 9/09/08	16,250	16,250,000
	Rochester, Minnesota, Healthcare, CP, 1.75%, 9/10/08	66,500	66,500,000
	Saint Cloud, Minnesota, Health Care Revenue Bonds (CentraCare Health
	System Project), VRDN, Series A, 1.50%, 5/01/42 (a)(h)	7,780	7,780,000
	University of Minnesota Revenue Bonds, VRDN, Series A, 1.60%,
	1/01/34 (a)	3,820	3,820,000
	University of Minnesota Revenue Bonds, VRDN, Series C, 1.60%,
	12/01/36 (a)	4,935	4,935,000

			158,500,238

Mississippi - 1.8%	Mississippi Business Finance Corporation, Gulf Opportunity Zone, IDR (SG
	Resources Mississippi LLC), VRDN, 1.53%, 5/01/32 (a)	15,000	15,000,000
	Mississippi Business Finance Corporation Revenue Bonds (Renaissance at
	Colony Park LLC Project), VRDN, 1.57%, 5/01/35 (a)	12,870	12,870,000
	Mississippi Development Bank, Special Obligation Revenue Bonds
(Municipal Gas Authority of Mississippi - Natural Gas Supply Project),
	VRDN, 1.40%, 7/01/15 (a)	53,258	53,258,000
Mississippi Development Bank, Special Obligation Revenue Refunding
Bonds (Walnut Grove Youth Facility Project), VRDN, Series A, 1.55%,
	8/01/27 (a)	8,000	8,000,000
	Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, VRDN, AMT,
	Series 1212, 1.70%, 12/01/08 (a)(b)	89,191	89,191,000
	Mississippi Hospital Equipment and Facilities Authority, Revenue
Refunding Bonds (North Mississippi Health Services), VRDN, Series 1,
	1.45%, 5/15/16 (a)	4,524	4,524,000
	Mississippi State, Capital Improvement, GO, VRDN, 1.50%,
	9/01/25 (a)	31,380	31,380,000

			214,223,000

Missouri - 0.5%	Missouri-Illinois Bi-State Development Agency, Subordinate Mass Transit
	Revenue Bonds (Metrolink Cross County Extension Project), VRDN, Series
	A, 1.55%, 10/01/35 (a)	3,160	3,160,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Missouri Joint Municipal Electric Utility Commission, Power Project
	Revenue Bonds, ROCS, VRDN, Series II-R-620PB, 1.58%,
	1/01/34 (a)(b)(c)(j)	$ 5,740	$ 5,740,000
	Missouri State Health and Educational Facilities Authority, Health
Facilities Revenue Refunding Bonds (Sisters of Mercy Health System),
	ARS, VRDN, Series A-2, 1.52%, 6/01/35 (a)(d)	3,400	3,400,000
	Missouri State Health and Educational Facilities Authority, Health
Facilities Revenue Refunding Bonds (Sisters of Mercy Health System),
	VRDN, Series A, 1.20%, 6/01/16 (a)	7,300	7,300,000
	Missouri State Health and Educational Facilities Authority, Health
Facilities Revenue Refunding Bonds (Sisters of Mercy Health System),
	VRDN, Series C, 1.50%, 6/01/19 (a)	8,925	8,925,000
	Missouri State Health and Educational Facilities Authority, Health
Facilities Revenue Refunding Bonds (Sisters of Mercy Health System),
	VRDN, Series C-3, 1.60%, 6/01/33 (a)	9,000	9,000,000
	Missouri State Health and Educational Facilities Authority, Health
Facilities Revenue Refunding Bonds (Sisters of Mercy Health System),
	VRDN, Series D-3, 1.70%, 6/01/33 (a)(d)	6,025	6,025,000
	Palmyra, Missouri, IDA, Solid Waste Disposal Revenue Bonds (BASF
	Corporation Project), VRDN, AMT, 1.71%, 12/01/22 (a)	6,000	6,000,000
	Saint Louis, Missouri, General Fund, TRAN, 3.25%, 6/30/09	5,300	5,376,850

			54,926,850

Montana - 0.3%	Montana State Board of Housing Revenue Bonds, FLOATS, VRDN, AMT,
	Series 2346, 1.70%, 12/01/38 (a)(b)	34,735	34,735,000

Multi-State - 0.0%	Clipper Tax-Exempt Certificates Trust, Multi-State Revenue Bonds, VRDN,
	AMT, Series 2007-19, 1.70%, 6/01/11 (a)(b)(n)	3,227	3,227,000

Nebraska - 1.2%	American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds
	(National Public Gas Agency Project), VRDN, Series B, 1.40%,
	2/01/14 (a)	85,947	85,947,000
American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds,
	VRDN, Series A, 1.40%, 12/01/15 (a)	31,258	31,258,000
	Eagle Tax-Exempt Trust, Nebraska Public Power District Revenue Bonds,
	VRDN, Series 2004-1016, Class A, 1.61%, 1/01/35 (a)(b)(d)	2,000	2,000,000
	Eagle Tax-Exempt Trust, Omaha Public Power District, Nebraska,
Separate Electric Revenue Bonds, VRDN, Series 2005-3008, Class A,
	1.58%, 2/01/46 (a)(b)(c)	12,760	12,760,000
Eagle Tax-Exempt Trust, Public Power Generation Agency, Nebraska,
	Revenue Bonds, VRDN, Series A, 1.58%, 1/01/41 (a)(b)(c)	11,000	11,000,000
Eclipse Funding Trust, Solar Eclipse Certificates, Omaha, Nebraska,
Public Power District Revenue Bonds, VRDN, Series 2006-0025, 1.58%,
	2/01/36 (a)(b)	5,910	5,910,000

			148,875,000

Nevada - 0.6%	Clark County, Nevada, Airport System Revenue Bonds, VRDN, AMT, 3%,
	7/01/09 (a)	36,600	36,979,421
Clark County, Nevada, Airport System Revenue Refunding Bonds, Sub-
	Lien, VRDN, Series D-1, 1.54%, 7/01/36 (a)	6,600	6,600,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Clark County, Nevada, School District, GO, PUTTERS, VRDN, Series 1429,
	1.63%, 12/15/13 (a)(b)(d)	$ 5,355	$ 5,355,000
	Reno, Nevada, Sales Tax Revenue Refunding Bonds (Reno Transportation
	Rail Access Corridor Project), Senior Lien, VRDN,
	1.75%, 6/01/42 (a)	20,000	20,000,000
Truckee Meadows, Nevada, Water Authority, Water Revenue Refunding
	Bonds, FLOATS, VRDN, Series 51TP, 1.58%,
	7/01/30 (a)(b)(d)	5,895	5,895,000

			74,829,421

New Hampshire - 0.6%	Eclipse Funding Trust, Solar Eclipse Certificates, New Hampshire Health
	and Educational Facilities Authority Revenue Bonds, VRDN, Series 2007-
	0018, 1.58%, 7/01/36 (a)(b)	10,525	10,525,000
	New Hampshire Health and Education Facilities Authority Revenue Bonds
	(River College), VRDN, 1.65%, 2/01/38 (a)	6,870	6,870,000
New Hampshire Health and Educational Facilities Authority, Revenue
Refunding Bonds (Dartmouth Hitchcock Obligation), VRDN, Series A,
	1.50%, 8/01/31 (a)(d)	37,360	37,360,000
	New Hampshire Higher Educational and Health Facilities Authority
	Revenue Bonds, FLOATS, VRDN, Series 2409, 1.75%, 1/01/17 (a)	11,160	11,160,000
New Hampshire State Business Finance Authority, Resource Recovery
	Revenue Refunding Bonds (Wheelabrator), VRDN, Series A, 1.55%,
	1/01/18 (a)	7,415	7,415,000

			73,330,000

New Jersey - 0.0%	Deutsche Bank SPEARS/LIFERS Trust, New Jersey State Transportation
Trust Fund Revenue Bonds, SPEARS, VRDN, AMT, Series DB-452, 1.59%,
	12/15/33 (a)(b)(d)	2,595	2,595,000

New Mexico - 0.6%	Eclipse Funding Trust, Solar Eclipse Certificates, Rio Rancho, New
	Mexico, Water and Waste Water Revenue Bonds, VRDN, Series 2006-0019,
	1.58%, 5/15/32 (a)(b)	14,505	14,505,000
	Farmington, New Mexico, PCR (Arizona Public Service Company), VRDN,
	AMT, Series C, 1.72%, 9/01/24 (a)	21,100	21,100,000
	New Mexico Finance Authority, Revenue Refunding Bonds, ROCS, VRDN,
	Series II-R-7509, 1.81%, 6/15/23 (a)(b)	7,285	7,285,000
New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds,
	VRDN, AMT, 2.68%, 10/01/08 (a)	25,849	25,849,368
New Mexico State Hospital Equipment Loan Council, Hospital Revenue
Refunding Bonds (Presbyterian Healthcare Services), VRDN, Series A,
	1.60%, 8/01/30 (a)(d)	4,520	4,520,000

			73,259,368

New York - 4.2%	Albany, New York, City School District, GO, BAN, Series A, 3%, 6/26/09	32,665	33,048,890
Babylon, New York, IDA Residential Recovery Revenue Refunding Bonds
	(Ogden Martin Project), VRDN, 1.50%, 1/01/19 (a)(d)	7,000	7,000,000
Metropolitan Transportation Authority, New York, Dedicated Tax Fund,
	Revenue Refunding Bonds, VRDN, Series B, 1.45%, 11/01/22 (a)(d)	37,275	37,275,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

New York City, New York, City Housing Development Corporation, M/F
Mortgage Revenue Bonds (20 Exchange Place Project), VRDN, Series A,
	1.40%, 6/01/39 (a)	$ 32,705	$ 32,705,000
New York City, New York, City Housing Development Corporation, M/F
Mortgage Revenue Bonds (Beekman Tower), VRDN, Series A, 1.35%,
	3/01/48 (a)	11,300	11,300,000
New York City, New York, City Housing Development Corporation, M/F
	Mortgage Revenue Refunding Bonds (The Crest Project), VRDN, Series A,
	1.40%, 12/01/36 (a)	2,700	2,700,000
New York City, New York, City Housing Development Corporation, M/F
Rental Housing Revenue Bonds (Brittany Development), VRDN, AMT,
	Series A, 1.45%, 6/15/29 (a)(o)	13,000	13,000,000
New York City, New York, City IDA, Liberty Revenue Bonds (One Bryant
	Park LLC Project), VRDN, Series A, 1.55%, 11/01/39 (a)	24,000	24,000,000
	New York City, New York, City Municipal Water Finance Authority, Water
	and Sewer System Revenue Refunding Bonds, VRDN, Series BB-3, 1.75%,
	6/15/34 (a)	23,875	23,875,000
	New York City, New York, City Transitional Finance Authority, Future Tax
	Secured Revenue Bonds, VRDN, Series A-1, 1.40%, 11/15/28 (a)	15,780	15,780,000
New York City, New York, City Transitional Finance Authority Revenue
	Bonds (New York City Recovery), VRDN, Series 3, Sub-Series 3-G, 1.35%,
	11/01/22 (a)	18,465	18,465,000
New York City, New York, City Transitional Finance Authority Revenue
	Refunding Bonds, VRDN, Sub-Series C-3, 1.40%, 8/01/31 (a)	13,545	13,545,000
New York City, New York, City Transitional Finance Authority, Special
	Tax Revenue Refunding Bonds, VRDN, Series C, 1.35%, 2/01/32 (a)	8,100	8,100,000
New York City, New York, GO, ROCS, VRDN, Series II-R-251A, 1.60%,
	12/15/33 (a)(b)	25,000	25,000,000
New York City, New York, GO, Refunding, VRDN, Sub-Series J-9, 1.40%,
	8/01/27 (a)	25,000	25,000,000
	New York City, New York, GO, VRDN, Series F-4, 1.48%, 2/15/20 (a)	16,840	16,840,000
	New York City, New York, GO, VRDN, Sub-Series H-3, 1.30%,
	3/01/34 (a)	3,800	3,800,000
	New York City, New York, GO, VRDN, Sub-Series I-4, 1.34%,
	4/01/36 (a)	10,550	10,550,000
New York State Dormitory Authority, Mental Health Services Revenue
	Bonds, VRDN, Sub-Series D-2B, 1.25%, 2/15/31 (a)(d)	20,120	20,120,000
New York State Dormitory Authority, Mental Health Services Revenue
	Bonds, VRDN, Sub-Series D-2F, 1.40%, 2/15/31 (a)	9,120	9,120,000
	New York State Dormitory Authority, Non-State Supported Debt Revenue
	Bonds (Rochester Friendly Home), VRDN, 1.45%, 6/01/38 (a)	8,545	8,545,000
New York State, HFA, Housing Revenue Bonds (363 West 30th Street),
	VRDN, AMT, Series A, 1.47%, 11/01/32 (a)(m)	2,800	2,800,000
	New York State, HFA, Revenue Bonds (42nd & 10th Project), VRDN, AMT,
	Series A, 1.60%, 11/01/41 (a)	29,500	29,500,000
	New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN,
	Series G, 1.50%, 3/15/28 (a)	11,000	11,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
	VRDN, AMT, 37th Series, 1.55%, 4/01/35 (a)	$ 15,200	$ 15,200,000
	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
	VRDN, AMT, Series 135, 2%, 4/01/37 (a)	18,100	18,100,000
New York State Thruway Authority, Highway and Bridge Trust Fund,
	Revenue Refunding Bonds, FLOATS, VRDN, Series 1611, 2.03%,
	4/01/25 (a)(b)(c)	10,082	10,082,000
	New York State Thruway Authority, State Personal Income
	Tax, Revenue Refunding Bonds, FLOATS, VRDN, Series 1194,
	1.63%, 3/15/23 (a)(b)(d)	10,935	10,935,000
	New York State Urban Development Corporation, Service Contract
	Revenue Refunding Bonds, VRDN, Series A-1, 1.45%, 1/01/30 (a)	15,000	15,000,000
	New York State Urban Development Corporation, Service Contract
	Revenue Refunding Bonds, VRDN, Series A-5, 1.45%, 1/01/30 (a)	11,800	11,800,000
Triborough Bridge and Tunnel Authority, New York, General Purpose
	Revenue Bonds, VRDN, Series B, 1.44%, 1/01/33 (a)	18,145	18,145,000

			502,330,890

North Carolina - 5.3%	Charlotte, North Carolina, COP (Transit Projects/Phase II), VRDN, Series
	F, 1.60%, 6/01/20 (a)	8,450	8,450,000
Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
	VRDN, Series B, 1.45%, 7/01/36 (a)	101,700	101,700,000
Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
System Revenue Bonds (Carolinas Healthcare System), VRDN, Series F,
	1.50%, 1/15/42 (a)(d)	800	800,000
Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
System Revenue Bonds (Carolinas Healthcare System), VRDN, Series G,
	1.51%, 1/15/41 (a)(d)	4,650	4,650,000
Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
System Revenue Bonds (Carolinas Healthcare System), VRDN, Series K,
	1.50%, 1/15/47 (a)(d)	15,645	15,645,000
Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
	System Revenue Refunding Bonds (Carolinas Healthcare System), VRDN,
	Series B, 1.55%, 1/15/26 (a)	12,985	12,985,000
Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
	System Revenue Refunding Bonds (Carolinas Healthcare System), VRDN,
	Series D, 2.33%, 1/15/26 (a)	6,100	6,100,000
Cleveland County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, Industrial Revenue Bonds (Chris Craft
	Corporation Project), VRDN, AMT, 1.61%, 5/01/32 (a)	5,200	5,200,000
	Eagle Tax-Exempt Trust, North Carolina Capital Facilities Finance
Agency, Revenue Refunding Bonds, VRDN, Series 2007-0015, Class A,
	1.54%, 7/01/42 (a)(b)	10,890	10,890,000
	Fayetteville, North Carolina, Public Works Commission, Revenue
	Refunding Bonds, VRDN, 1.52%, 3/01/24 (a)(d)	2,440	2,440,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Lee County, North Carolina, Industrial Facilities and Pollution Control
	Financing Authority, IDR (Arden Corporation Project), VRDN, AMT, 1.72%,
	8/01/34 (a)	$ 4,800	$ 4,800,000
	Mecklenburg County, North Carolina, COP, VRDN, 1.45%, 2/01/25 (a)	31,150	31,150,000
	Mecklenburg County, North Carolina, COP, VRDN, 1.45%, 2/01/26 (a)	44,415	44,415,000
	Mecklenburg County, North Carolina, COP, VRDN, Series A, 1.55%,
	2/01/27 (a)	15,460	15,460,000
	Mecklenburg County, North Carolina, COP, VRDN, Series A, 1.50%,
	2/01/28 (a)	9,000	9,000,000
	Mecklenburg County, North Carolina, GO, VRDN, Series A, 1.45%,
	2/01/26 (a)	21,920	21,920,000
Montgomery County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority Revenue Bonds (Republic Services Project),
	VRDN, AMT, 1.76%, 12/01/20 (a)	1,900	1,900,000
	New Hanover County, North Carolina, COP, VRDN, 1.45%,
	10/01/32 (a)	12,000	12,000,000
	North Carolina Capital Facilities Finance Agency Revenue Bonds
	(Aquarium Society Project), VRDN, 1.55%, 6/01/26 (a)	3,400	3,400,000
	North Carolina Capital Facilities Finance Agency, Solid Waste	9,000	9,000,000
	Desposal, Revenue Refunding Bonds (Duke Energy Carolinas LLC),
	VRDN, AMT, Series A, 1.50%, 11/01/40 (a)
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal,
Revenue Refunding Bonds (Duke Energy Carolinas LLC), VRDN, AMT,
	Series B, 1.68%, 11/01/40 (a)	6,000	6,000,000
	North Carolina Eastern Municipal Power Agency, Power System Revenue
	Bonds, MERLOTS, VRDN, Series A22, 1.61%, 1/01/24 (a)(b)	4,025	4,025,000
North Carolina Educational Facilities Finance Agency Revenue Bonds
	(Duke University Project), VRDN, Series A, 1.45%, 12/01/17 (a)	9,400	9,400,000
	North Carolina Educational Facilities Finance Agency Revenue
	Bonds (Duke University Project), VRDN, Series B, 1.45%, 12/01/17
	(a)	7,800	7,800,000
North Carolina Educational Facilities Finance Agency Revenue Bonds
	(Duke University Project), VRDN, Series B, 1.45%, 12/01/21 (a)	13,200	13,200,000
North Carolina HFA, Home Ownership Revenue Bonds, MERLOTS, VRDN,
	AMT, Series B12, 1.96%, 7/01/37 (a)(b)	3,130	3,130,000
	North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series
	18-C, 1.70%, 1/01/35 (a)	3,000	3,000,000
	North Carolina Medical Care Commission, Health Care Facilities Revenue
	Bonds (Novant Health Group), VRDN, Series B, 8%, 11/01/34 (a)	8,300	8,300,000
	North Carolina Medical Care Commission, Health Care Facilities Revenue
	Bonds (Novant Health Inc.), VRDN, Series A, 1.54%,
	11/01/34 (a)	59,750	59,750,000
	North Carolina Medical Care Commission, Health Care Facilities, Revenue
	Refunding Bonds (Duke University Health System), VRDN, Series C, 1.54%,
	6/01/28 (a)	11,500	11,500,000
	North Carolina Medical Care Commission, Hospital Revenue Bonds (Duke
	University Hospital Project), VRDN, Series B, 1.48%,
	6/01/15 (a)	2,250	2,250,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses
	H. Cone Memorial Health System), VRDN, Series A, 1.40%,
	10/01/35 (a)	$ 33,650	$ 33,650,000
	North Carolina Medical Care Commission, Hospital Revenue Bonds
	(Moses H. Cone Memorial Health System), VRDN, Series B, 1.40%,
	10/01/35 (a)	26,700	26,700,000
North Carolina Medical Care Commission, Hospital Revenue Refunding
	Bonds (Duke University Hospital Project), VRDN, 1.48%, 6/01/23 (a)	22,850	22,850,000
	North Carolina Medical Care Commission, Retirement Facilities Revenue
	Refunding Bonds (Aldersgate Project), VRDN,
	1.63%, 1/01/31 (a)	500	500,000
	North Carolina State, GO, MERLOTS, VRDN, Series A23, 1.86%,
	3/01/27 (a)(b)	4,500	4,500,000
	North Carolina State, GO, VRDN, Series F, 1.30%, 5/01/21 (a)	9,000	9,000,000
	Raleigh, North Carolina, COP (Downtown Improvement Projects), VRDN,
	Series B, 1.54%, 2/01/34 (a)	19,000	19,000,000
Raleigh, North Carolina, Combined Enterprise System Revenue Bonds,
	ROCS, VRDN, Series II-R-645, 1.55%, 3/01/36 (a)(b)	6,400	6,400,000
Union County, North Carolina, GO, Refunding, VRDN, Series A, 1.44%,
	3/01/29 (a)	2,335	2,335,000
University of North Carolina at Chapel Hill, Hospital Revenue Refunding
	Bonds, VRDN, Series B, 1.80%, 2/15/31 (a)	1,950	1,950,000
	University of North Carolina, University Revenue Bonds, PUTTERS, VRDN,
	Series 2634, 1.60%, 12/01/15 (a)(b)	3,550	3,550,000
	University of North Carolina, University Revenue Refunding Bonds, VRDN,
	Series B, 1.60%, 12/01/25 (a)	4,100	4,100,000
	Wake County, North Carolina, GO, VRDN, Series A, 1.50%,
	4/01/19 (a)	45,250	45,250,000
Wake County, North Carolina, Industrial Facilities and Pollution Control
Financing Authority Revenue Bonds (Solid Waste Disposal-Highway 55),
	VRDN, AMT, 1.62%, 9/01/13 (a)	2,700	2,700,000

			632,745,000

North Dakota - 0.1%	Cass County, North Dakota, Health Facilities Revenue Bonds (Essentia
	Health - Saint Mary's Duluth Clinic), VRDN, Series A-1, 1.52%,
	2/15/37 (a)(i)	10,185	10,185,000

Ohio - 2.3%	Allen County, Ohio, Hospital Facilities Revenue Bonds (Catholic
	Healthcare Partners), VRDN, Series A, 1.75%, 10/01/31 (a)	15,000	15,000,000
	Allen County, Ohio, Hospital Facilities Revenue Bonds (Catholic
	Healthcare Partners), VRDN, Series B, 1.55%, 10/01/31 (a)	7,000	7,000,000
	Berea, Ohio, BAN (Municipal Court Construction), 4%, 7/03/08	1,500	1,500,027
	Brecksville, Ohio, BAN, 4%, 7/03/08	975	975,018
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Bonds, FLOATS, VRDN, Series 2125, 1.75%,
	6/01/17 (a)(b)	8,526	8,525,500
	Clark County, Ohio, GO, BAN, 2%, 5/06/09	1,275	1,277,122
Cleveland, Ohio, Water Revenue Refunding Bonds, VRDN, Series M,
	1.50%, 1/01/33 (a)(d)	37,195	37,195,000
	Clinton County, Ohio, Sanitation and Sewer, GO, BAN, 2.50%, 10/23/08	2,475	2,480,008
	Columbus, Ohio, City School District, GO, TOCS, VRDN, Series H, 1.54%,
	10/11/12 (a)(b)(d)	5,500	5,500,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Dayton-Montgomery County Port Authority, Ohio, Special Airport
	Facilities Revenue Bonds (Wilmington Air Park LLC), VRDN, AMT, Series B,
	1.77%, 2/01/37 (a)	$ 11,000	$ 11,000,000
	Dayton-Montgomery County Port Authority, Ohio, Special Airport
Facilities Revenue Bonds (Wilmington Air Park LLC), VRDN, AMT, Series
	C, 1.77%, 2/01/37 (a)	8,000	8,000,000
	Deerfield Township, Ohio, GO, BAN, 3.45%, 11/18/08	3,050	3,050,000
	Fairfield, Ohio, Golf Course Improvements, GO, BAN, 4%, 12/05/08	2,000	2,004,588
Grove City, Ohio, Construction and Improvement Notes, GO, 2.32%,
	3/12/09	9,530	9,530,240
	Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3
Community Urban Redevelopment Corporation Project), VRDN, 1.65%,
	8/01/36 (a)	8,875	8,875,000
	Lancaster Port Authority, Ohio, Gas Revenue Bonds, VRDN, 1.55%,
	5/01/38 (a)	10,000	10,000,000
	Licking County, Ohio, GO, Refunding (Buckeye Lake Project), BAN,
	3.75%, 8/27/08	4,000	4,003,649
Mahoning County, Ohio, Hospital Facilities Revenue Bonds (Mahoning
	Valley Hospital, Inc. Project), VRDN, 2.10%, 12/01/33 (a)	3,000	3,000,000
	Mercer County, Ohio, Detention Facility, GO, BAN, 2.75%, 3/10/09	1,500	1,505,077
Municipal Securities Trust Certificates, Princeton, Ohio, City School
	District, GO, VRDN, Series SGB 50-A, 1.80%, 12/01/30 (a)(b)(e)	2,370	2,370,000
	Ohio State Air Quality Development Authority, Revenue Refunding Bonds
	(Cincinnati Gas and Electric), VRDN, Series A, 2.10%,
	9/01/30 (a)	7,900	7,900,000
	Ohio State Air Quality Development Authority, Revenue Refunding Bonds
	(Cincinnati Gas and Electric), VRDN, Series B, 2.10%,
	9/01/30 (a)	16,300	16,300,000
	Ohio State Air Quality Development Authority, Revenue Refunding Bonds
	(FirstEnergy Nuclear Generation Corporation Project), VRDN, AMT, Series
	A, 1.57%, 6/01/33 (a)	12,400	12,400,000
	Ohio State, GO, Common Schools, VRDN, Series A, 1.45%, 3/15/25 (a)	21,785	21,785,000
	Ohio State, GO, Common Schools, VRDN, Series B, 1.30%, 3/15/25 (a)	31,115	31,115,000
	Ohio State, GO, Refunding, VRDN, Series D, 1.45%, 2/01/19 (a)	10,200	10,200,000
	Ohio State University, General Receipts Revenue Bonds, VRDN, Series B,
	1.37%, 6/01/35 (a)	900	900,000
Ohio State Water Development Authority, Pollution Control Facilities,
Revenue Refunding Bonds (FirstEnergy Nuclear Generation Corporation
	Project), VRDN, AMT, Series A, 1.70%, 8/01/33 (a)	30,000	30,000,000
Ohio State Water Development Authority, Revenue Refunding Bonds,
	BAN, 2%, 11/06/08	3,810	3,813,072
	Strongsville, Ohio, GO, BAN, 2.60%, 12/11/08	1,725	1,727,645

			278,931,946

Oklahoma - 0.4%	Oklahoma State Development Finance Authority Revenue Bonds
	(ConocoPhillips Company Project), VRDN, AMT, 1.58%, 12/01/38 (a)	5,000	5,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Oklahoma State Development Finance Authority Revenue Bonds
	(ConocoPhillips Company Project), VRDN, AMT, Series B, 1.58%,
	8/01/37 (a)	$ 2,500	$ 2,500,000
Oklahoma State, HFA, S/F Mortgage Revenue Refunding Bonds, VRDN,
	2.22%, 3/01/09 (a)	10,527	10,527,000
Oklahoma State Turnpike Authority, Second Senior Revenue Refunding
	Bonds, VRDN, Series C, 1.35%, 1/01/28 (a)	9,405	9,405,000
Oklahoma State Turnpike Authority, Second Senior Revenue Refunding
	Bonds, VRDN, Series E, 1.46%, 1/01/28 (a)	14,900	14,900,000

			42,332,000

Oregon - 0.5%	ABN AMRO MuniTops Certificates Trust, Portland, Oregon, GO, VRDN,
	Series 2001-4, 1.90%, 6/01/09 (a)(b)(e)	11,730	11,730,000
Clackamas County, Oregon, Hospital Facility Authority Revenue Bonds
	(Legacy Health System), VRDN, 1.55%, 2/15/30 (a)	8,875	8,875,000
Klamath Falls, Oregon, Electric Revenue Refunding Bonds (Klamath
	Cogeneration Project), Senior Lien, VRDN, 6%, 1/01/09 (a)(q)	30,000	31,019,126
Oregon State Facilities Authority Revenue Bonds (PeaceHealth), VRDN,
	Series B, 1.55%, 8/01/34 (a)	13,000	13,000,000

			64,624,126

Pennsylvania - 4.8%	Allegheny County, Pennsylvania, Hospital Development Authority
	Revenue Bonds, PUTTERS, VRDN, Series 2327, 1.60%, 2/01/11 (a)(b)	6,000	6,000,000
	Allegheny County, Pennsylvania, Hospital Development Authority
	Revenue Bonds (University of Pittsburgh Medical Center), VRDN, Series B-
	1, 1.71%, 12/01/16 (a)	6,293	6,293,000
Beaver County, Pennsylvania, IDA, PCR, Refunding (FirstEnergy Nuclear
	Generation Corporation Project), VRDN, Series B, 1.47%,
	12/01/35 (a)	23,740	23,740,000
Butler County, Pennsylvania, IDA, Revenue Bonds (Concordia Lutheran
	Ministers), VRDN, Series A, 1.55%, 4/01/30 (a)	4,905	4,905,000
	Delaware County, Pennsylvania, Authority, College Revenue Bonds
	(Haverford College), VRDN, 1.50%, 11/15/38 (a)	18,500	18,500,000
Delaware County, Pennsylvania, Authority Revenue Bonds (White Horse
	Village Project), VRDN, 1.55%, 7/01/36 (a)	4,500	4,500,000
	Delaware Valley Regional Finance Authority, Pennsylvania, Local
	Government Revenue Bonds, VRDN, Series D, 1.48%, 12/01/20 (a)	25,000	25,000,000
	Emmaus, Pennsylvania, General Authority Revenue Bonds (Pennsylvania
	Loan Program), VRDN, Series A, 1.70%, 3/01/30 (a)(d)	13,200	13,200,000
Erie County, Pennsylvania, Hospital Authority Revenue Bonds, FLOATS,
	VRDN, Series 2407, 1.75%, 7/01/22 (a)(b)	18,545	18,545,000
	Lancaster County, Pennsylvania, Hospital Authority, Revenue Refunding
	Bonds (Masonic Homes Project), VRDN, Series A, 1.55%,
	9/01/31 (a)	5,260	5,260,000
	Lancaster County, Pennsylvania, Hospital Authority, Revenue Refunding
	Bonds (Masonic Homes Project), VRDN, Series D, 1.55%, 7/01/34 (a)	8,700	8,700,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Moon, Pennsylvania, IDA, First Mortgage Revenue Bonds (Providence
	Point Project), VRDN, 1.40%, 7/01/38 (a)	$ 54,280	$ 54,280,000
	Municipal Securities Trust Certificates, Delaware Valley Regional Finance
	Authority, Pennsylvania, Local Government Revenue Bonds, VRDN, Series
	SGC 15, Class A, 1.60%, 6/01/27 (a)(b)	13,230	13,230,000
	New Garden General Authority, Pennsylvania, Revenue Bonds (Municipal
	Pooled Financing Program II), VRDN, 1.45%, 12/01/33 (a)(d)	35,895	35,895,000
	Northampton County, Pennsylvania, Higher Education Authority Revenue
	Bonds (Lehigh University), VRDN, Series A, 1.45%,
	11/15/21 (a)	16,215	16,215,000
Pennsylvania Economic Development Financing Authority, Wastewater
Treatment Revenue Refunding Bonds (Sunoco Inc. - R & M Project),
	VRDN, AMT, Series B, 1.85%, 10/01/34 (a)	6,700	6,700,000
Pennsylvania HFA, Rental Housing Revenue Refunding Bonds, VRDN,
	Series B, 1.55%, 1/01/21 (a)	9,000	9,000,000
	Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 86B,
	1.50%, 4/01/35 (a)	9,410	9,410,000
	Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 87C,
	1.85%, 10/01/35 (a)	17,300	17,300,000
Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 89,
	1.50%, 10/01/35 (a)	53,235	53,235,000
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT,
	Series 91B, 1.50%, 10/01/36 (a)	9,200	9,200,000
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT,
	Series 99C, 1.50%, 10/01/23 (a)	5,100	5,100,000
	Pennsylvania State, GO, FLOATS, VRDN, Series 2223, 1.55%,
	8/01/17 (a)(b)	5,380	5,380,000
Pennsylvania State Turnpike Commission, Registration Fee Revenue
	Refunding Bonds, VRDN, Series B, 1.55%, 7/15/41 (a)(d)	10,750	10,750,000
Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds,
	FLOATS, VRDN, Series 1402, 2.05%, 12/01/24 (a)(b)(c)	3,135	3,135,000
Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding
	Bonds, VRDN, Series A-2, 1.75%, 12/01/22 (a)	19,850	19,850,000
Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding
	Bonds, VRDN, Series B, 1.60%, 12/01/12 (a)	9,030	9,030,000
Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding
	Bonds, VRDN, Series U, 1.50%, 12/01/19 (a)	7,900	7,900,000
Philadelphia, Pennsylvania, Authority for IDR, Refunding (Fox Chase
	Cancer Center Project), VRDN, Series A, 1.65%, 7/01/31 (a)	9,900	9,900,000
	Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, VRDN,
	Series 6, 1.50%, 8/01/31 (a)(d)	59,200	59,200,000
Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding
	Bonds, VRDN, Series B, 1.52%, 8/01/18 (a)(d)	15,115	15,115,000
Saint Mary Hospital Authority of Bucks County, Pennsylvania, Revenue
	Bonds (Catholic Health Initiatives), VRDN, Series C, 1.60%, 5/01/44 (a)	30,000	30,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

University of Pittsburgh, Pennsylvania, The Commonwealth System of
Higher Education, Revenue Bonds (University Capital Project), VRDN,
	Series A, 1.60%, 9/15/39 (a)	$ 11,600	$ 11,600,000
University of Pittsburgh, Pennsylvania, The Commonwealth System of
Higher Education, Revenue Bonds (University Capital Project), VRDN,
	Series C, 1.60%, 9/15/35 (a)	13,000	13,000,000
University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (University Capital Project),
	VRDN, Series A, 1.60%, 9/15/15 (a)	6,000	6,000,000
University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (University Capital Project),
	VRDN, Series A, 1.60%, 9/15/19 (a)	5,650	5,650,000
University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (University Capital Project),
	VRDN, Series A, 1.60%, 9/15/22 (a)	3,900	3,900,000

			574,618,000

Rhode Island - 0.5%	East Providence, Rhode Island, GO, TAN, 3%, 7/09/08	5,000	5,000,182
	Narragansett Bay Commission, Rhode Island, Wastewater System Revenue
	Bonds, ROCS, VRDN, Series II-R-780PB, 1.58%,
	2/01/32 (a)(b)(e)(j)	13,930	13,930,000
	Rhode Island Housing and Mortgage Finance Corporation Revenue Bonds,
	ROCS, VRDN, Series II-R-599, 1.55%, 4/01/33 (a)(b)	5,345	5,345,000
Rhode Island State and Providence Plantations, COP, PUTTERS, VRDN,
	Series 978, 2.05%, 10/01/15 (a)(b)(e)	5,670	5,670,000
Rhode Island State and Providence Plantations, GO, FLOATS, VRDN,
	Series 568, 1.60%, 9/01/17 (a)(b)(e)	25,895	25,895,000

			55,840,182

South Carolina - 1.6%	Bank of America MACON Trust, South Carolina Jobs EDA, Revenue Bonds,
	VRDN, Series 2007-303, 1.59%, 2/01/12 (a)(b)	9,080	9,080,000
Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue
	Bonds (Amoco Chemical Company Project), VRDN, AMT, 2%,
	4/01/28 (a)	4,600	4,600,000
Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue
	Bonds (Amoco Chemical Company Project), VRDN, AMT, 2%,
	5/01/38 (a)	10,600	10,600,000
Eagle Tax-Exempt Trust, South Carolina State Public Service Authority,
	Revenue Bonds, VRDN, Series 2006-0007, Class A, 1.82%,
	1/01/36 (a)(b)(e)	11,500	11,500,000
Florence County, South Carolina, Solid Waste Disposal and Wastewater
Treatment Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT,
	2.06%, 4/01/27 (a)	6,780	6,780,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Greenwood County, South Carolina, Exempt Facility Industrial Revenue
	Refunding Bonds (Fuji Photo Film Project), VRDN, AMT, 1.71%,
	9/01/11 (a)	$ 12,200	$ 12,200,000
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
	Refunding Bonds, VRDN, Series B, 1.40%, 1/01/34 (a)(i)	8,200	8,200,000
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
	Refunding Bonds, VRDN, Series D, 1.47%, 1/01/34 (a)(i)	4,000	4,000,000
South Carolina Housing Finance and Development Authority, Mortgage
	Revenue Bonds, PUTTERS, VRDN, AMT, Series 1388, 2.15%,
	7/01/10 (a)(b)(c)	5,110	5,110,000
South Carolina Housing Finance and Development Authority, Mortgage
	Revenue Bonds, ROCS, VRDN, AMT, Series II-R-398, 1.68%,
	7/01/34 (a)(b)(d)	2,030	2,030,000
South Carolina Jobs EDA, EDR (Bon Secours Health System Inc.), VRDN,
	1.52%, 11/01/42 (a)(d)	32,425	32,425,000
South Carolina Jobs, EDA, EDR (Holcim (US) Inc. Project), VRDN, AMT,
	1.72%, 12/01/33 (a)	12,500	12,500,000
South Carolina Jobs, EDA, Hospital Facilities Revenue Bonds (Sisters of
	Charity Providence Hospitals), VRDN, 1.47%, 11/01/31 (a)	45,780	45,780,000
South Carolina Transportation Infrastructure Bank, Revenue Refunding
	Bonds, VRDN, Series B1, 1.55%, 10/01/31 (a)	5,300	5,300,000
South Carolina Transportation Infrastructure Bank, Revenue Refunding
	Bonds, VRDN, Series B2, 1.63%, 10/01/31 (a)	4,800	4,800,000
South Carolina Transportation Infrastructure Bank, Revenue Refunding
	Bonds, VRDN, Series B3, 1.45%, 10/01/31 (a)	7,900	7,900,000
Spartanburg, South Carolina, Waterworks Revenue Bonds, ROCS, VRDN,
	Series II-R-11020PB, 1.60%, 6/01/36 (a)(b)(d)	13,360	13,360,000

			196,165,000

Tennessee - 2.9%	BNP Paribas STARS Certificates Trust, The Tennergy Corporation,
	Tennessee, Gas Revenue Bonds, VRDN, Series 2006-001, 1.60%,
	5/01/16 (a)(b)	8,780	8,780,000
	Blount County, Tennessee, Public Building Authority, Local Government
	Public Improvement Revenue Bonds, VRDN Series D-3-A, 1.80%, 6/01/34 (a)	850	850,000
Chattanooga, Tennessee, Health, Education and Housing Facility Board
	Revenue Bonds (The McCallie School Project), VRDN, 1.53%,
	7/01/25 (a)	15,950	15,950,000
Clarksville, Tennessee, Public Building Authority, Pooled Financing
	Revenue Bonds (Tennessee Municipal Bond Fund), VRDN, 1.55%,
	11/01/27 (a)	31,035	31,035,000
	Clarksville, Tennessee, Public Building Authority, Pooled
	Financing Revenue Bonds (Tennessee Municipal Bond Fund),
	VRDN, 1.55%, 6/01/29 (a)	37,940	37,940,000
	Clarksville, Tennessee, Public Building Authority, Pooled
	Financing Revenue Bonds (Tennessee Municipal Bond Fund),
	VRDN, 1.80%, 2/01/38 (a)	40,000	40,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled
	Financing (Tennessee Municipal Bond Fund), VRDN, 1.80%, 7/01/34 (a)	$ 4,000	$ 4,000,000
	Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled
	Financing (Tennessee Municipal Bond Fund), VRDN, 1.80%, 11/01/35 (a)	340	340,000
	Franklin, Tennessee, Public Building Authority, Local Government Public
	Improvement Revenue Bonds, VRDN, Series 101-A-1, 1.80%,
	6/01/19 (a)	2,000	2,000,000
Knox County, Tennessee, Health, Educational and Housing Facilities
	Board, Hospital Facilities Revenue Bonds (Catholic Healthcare Partners),
	VRDN, Series B, 1.60%, 10/01/31 (a)	4,200	4,200,000
	Metropolitan Government of Nashville and Davidson County, Tennessee,
	Health and Educational Facilities Board Revenue Bonds (Ascension
	Health), VRDN, 1.35%, 11/15/31 (a)	33,000	33,000,000
	Metropolitan Government of Nashville and Davidson County, Tennessee,
IDB, Revenue Bonds (Nashville Symphony Hall Project), VRDN, Series A,
	1.55%, 12/01/31 (a)	13,608	13,608,000
	Montgomery County, Tennessee, Public Building Authority, Pooled
Financing Revenue Bonds (Tennessee County Loan Pool), VRDN, 1.55%,
	3/01/25 (a)	2,395	2,395,000
	Montgomery County, Tennessee, Public Building Authority, Pooled
Financing Revenue Bonds (Tennessee County Loan Pool), VRDN, 1.80%,
	4/01/32 (a)	11,280	11,280,000
Municipal Energy Acquisition Corporation, Tennessee, Gas Revenue
	Bonds, PUTTERS, VRDN, Series 1578, 1.60%, 2/01/13 (a)(b)	49,815	49,815,000
Sevier County, Tennessee, Public Building Authority, Local Government
	Public Improvement Revenue Bonds, VRDN, Series IV-A-4, 1.73%,
	6/01/20 (a)(d)	6,000	6,000,000
	Shelby County, Tennessee, GO, Refunding, VRDN, Series A, 1.50%,
	3/01/22 (a)	7,355	7,355,000
Shelby County, Tennessee, Health, Educational and Housing Facility
	Board, Hospital Revenue Refunding Bonds (Methodist Le Bonheur
	Healthcare), VRDN, Series A, 1.50%, 6/01/42 (a)(i)	10,000	10,000,000
Shelby County, Tennessee, Health, Educational and Housing Facility
	Board, Hospital Revenue Refunding Bonds (Methodist Le Bonheur
	Healthcare), VRDN, Series B, 1.43%, 6/01/42 (a)(i)	10,000	10,000,000
	Shelby County, Tennessee, Public Improvement and Schools, GO, VRDN,
	Series B, 1.45%, 4/01/30 (a)	10,000	10,000,000
The Tennergy Corporation, Tennessee, Gas Revenue Bonds, PUTTERS,
	VRDN, Series 1258Q, 1.60%, 11/01/13 (a)(b)	43,805	43,805,000

			342,353,000

Texas - 14.2%	Austin, Texas, Airport System Revenue Refunding Bonds, VRDN, AMT, Sub-
	Series 4, 1.60%, 11/15/25 (a)(d)	10,000	10,000,000
	Austin, Texas, Water and Wastewater System, Revenue Refunding Bonds,
	ROCS, VRDN, Series II-R-6029, 1.81%, 11/15/24 (a)(b)	4,455	4,455,000
	Brazos Harbor, Texas, Industrial Development Corporation,
	Environmental Facilities Revenue Bonds (ConocoPhillips Company
	Project), VRDN, AMT, 1.58%, 8/01/38 (a)	4,500	4,500,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Brazos River Authority, Texas, Harbor Navigational District, Brazoria
County Revenue Bonds (BASF Corporation Project), VRDN, AMT, 1.87%,
	4/01/32 (a)	$ 16,300	$ 16,300,000
	Brazos River Harbor Navigation District, Texas, Brazoria County
	Environmental Revenue Bonds (Dow Chemical Company), VRDN, Series A-
	2, 2.10%, 5/15/33 (a)	4,200	4,200,000
	Brazos River Harbor Navigation District, Texas, Brazoria County
	Environmental Revenue Bonds (Dow Chemical Company), VRDN, Series B-
	1, 1.95%, 5/15/33 (a)	2,400	2,400,000
	Brazos River, Texas, Harbor Industrial Development Corporation Revenue
	Bonds (BASF Corporation Project), VRDN, AMT, 1.71%,
	10/01/36 (a)	50,000	50,000,000
	Brazos River, Texas, Harbor Industrial Development
	Corporation Revenue Bonds (BASF Corporation Project),
	VRDN, AMT, 1.71%, 5/01/38 (a)	25,000	25,000,000
Calhoun County, Texas, Navigation IDA, Port Revenue Bonds (BP Plc
	Project), VRDN, AMT, 1.77%, 1/01/24 (a)	15,200	15,200,000
Central Texas Housing Finance Corporation, S/F Mortgage Revenue
	Bonds, VRDN, AMT, Series A, 1.158%, 7/01/08 (a)	4,100	4,100,000
Clipper Tax-Exempt Certificates Trust, Texas, Revenue Bonds, VRDN,
	Series 2007-46, 1.58%, 8/01/17 (a)(b)	10,000	10,000,000
	Collin County, Texas, GO, FLOATS, VRDN, Series 42-TP, 1.58%,
	2/15/26 (a)(b)	10,925	10,925,000
Cypress-Fairbanks, Texas, Independent School District, GO, FLOATS,
	VRDN, Series 86TP, 1.58%, 2/15/30 (a)(b)	2,555	2,555,000
Dallas-Fort Worth, Texas, International Airport Facility, Improvement
Corporation Revenue Refunding Bonds (United Parcel Service Inc.),
	VRDN, 1.72%, 5/01/32 (a)	29,050	29,050,000
Dallas-Fort Worth, Texas, International Airport Revenue Bonds, ROCS,
	VRDN, AMT, Series II-R-12084, 1.68%, 11/01/13 (a)(b)(d)	8,430	8,430,000
	Dallas, Texas, Waterworks and Sewer System, Revenue Refunding Bonds,
	FLOATS, VRDN, Series 2855, 1.55%, 10/01/37 (a)	6,840	6,840,000
Denton, Texas, Independent School District, GO, VRDN, Series 2005-A,
	1.60%, 8/01/35 (a)	2,500	2,500,000
Deutsche Bank SPEARS/LIFERS Trust, Brownsville, Texas, Utility System
	Revenue Bonds, SPEARS, VRDN, Series DBE-533, 1.58%,
	9/01/21 (a)(b)(c)	1,900	1,900,000
Deutsche Bank SPEARS/LIFERS Trust, North Texas Tollway Authority,
	Revenue Refunding Bonds, SPEARS, VRDN, Series DB-626, 1.58%,
	1/01/32 (a)(b)(i)	11,347	11,347,000
Eagle Tax-Exempt Trust, Dallas, Texas, Area Rapid Transit, Sales Tax
Revenue Refunding Bonds, VRDN, Series 2008-0017, Class A, 1.55%,
	12/01/43 (a)(b)	7,700	7,700,000
Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class
	4311, 1.56%, 8/15/26 (a)(b)	4,915	4,915,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Eagle Tax-Exempt Trust, San Antonio, Texas, Water Revenue Refunding
	Bonds, VRDN, Series 2006-0005, Class A,
	1.82%, 5/15/40 (a)(b)(e)	$ 21,500	$ 21,500,000
	Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A, 1.80%,
	3/01/32 (a)(b)(e)	4,500	4,500,000
	Galena Park, Texas, Independent School District, GO, Refunding,
	FLOATS, VRDN, Series SG-153, 1.55%, 8/15/23 (a)(b)	12,250	12,250,000
	Grapevine, Texas, Industrial Development Corporation, Airport Revenue
	Refunding Bonds (Southern Air Transport), VRDN, 1.85%,
	3/01/10 (a)	5,300	5,300,000
Gulf Coast IDA, Texas, Environmental Facilities Revenue Bonds (Citgo
	Petroleum Corporation Project), VRDN, AMT, 2%, 10/01/32 (a)	8,400	8,400,000
	Gulf Coast IDA, Texas, Environmental Facilities Revenue Refunding Bonds
	(Citgo Petroleum Corporation Project), VRDN, AMT, 2%,
	3/01/31 (a)	16,200	16,200,000
	Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo
	Petroleum Corporation Project), VRDN, AMT, 2%, 4/01/26 (a)	9,800	9,800,000
Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities
	Revenue Bonds (American Aeryl LP Project), VRDN, AMT, 1.68%,
	5/01/38 (a)	19,000	19,000,000
Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities
Revenue Bonds (BP Products North America Project), VRDN, AMT, 2%,
	7/01/34 (a)	25,000	25,000,000
	Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Air Products
	Project), VRDN, AMT, 1.65%, 12/01/39 (a)	2,200	2,200,000
Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Waste
	Management Inc.), VRDN, AMT, Series A, 1.70%, 4/01/19 (a)	2,500	2,500,000
Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds
	(Amoco Oil Company Project), VRDN, AMT, 2%, 8/01/23 (a)	21,300	21,300,000
	Harris County, Texas, Flood Control District, Go, Refunding, VRDN, Series
	B, 1.50%, 10/01/24 (a)	14,270	14,270,000
	Harris County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare
	System), VRDN, Series A, 1.55%, 6/01/27 (a)(d)	7,100	7,100,000
	Harris County, Texas, Health Facilities Development Corporation,
Revenue Refunding Bonds (Methodist Hospital System), VRDN, Series A,
	1.48%, 12/01/32 (a)	135,600	135,600,000
	Harris County, Texas, Health Facilities Development Corporation,
	Revenue Refunding Bonds (Saint Luke's Episcopal Health System), VRDN,
	Series A, 1.55%, 2/15/32 (a)	45,500	45,500,000
	Houston, Texas, Airport System Revenue Refunding Bonds, ROCS, VRDN,
	Series II-R-12046, 1.61%, 7/01/12 (a)(b)(d)	13,200	13,200,000
	Houston, Texas, Combined Utility System, First Lien Revenue Refunding
	Bonds, VRDN, Series A-1, 1.55%, 5/15/34 (a)	10,000	10,000,000
	Houston, Texas, Combined Utility System, First Lien Revenue Refunding
	Bonds, VRDN, Series A-2, 1.55%, 5/15/34 (a)	6,200	6,200,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Houston, Texas, GO, TRAN, 3%, 6/30/09	$ 24,000	$ 24,306,960
	Houston, Texas, Higher Education Finance Corporation, Higher Education
	Revenue Bonds, PUTTERS, VRDN, Series 1865, 1.60%,
	5/15/15 (a)(b)	5,535	5,535,000
	Houston, Texas, Independent School District, GO, VRDN,
	1.85%, 6/15/31 (a)	43,000	43,000,000
Houston, Texas, Utility System Revenue Bonds, PUTTERS, VRDN, Series
	2493, 1.63%, 11/15/15 (a)(b)(d)	1,650	1,650,000
Houston, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN,
	Series II-R-4063, 1.60%, 5/15/21 (a)(b)(d)	5,320	5,320,000
	Houston, Texas, Water and Sewer Enterprise, Revenue Refunding Bonds,
	ROCS, VRDN, Series II-R-787, 1.61%, 12/01/28 (a)(b)(d)	3,370	3,370,000
Houston, Texas, Water and Sewer System, Revenue Refunding Bonds,
	ROCS, VRDN, Series II-R-630, 1.61%, 12/01/20 (a)(b)(d)	5,465	5,465,000
Katy, Texas, Independent School District, School Building, GO, VRDN,
	1.53%, 8/15/33 (a)	6,300	6,300,000
League City, Texas, Waterworks and Sewer System Revenue Bonds,
	FLOATS, VRDN, Series 2249, 1.65%, 2/15/28 (a)(b)(d)	5,465	5,465,000
Municipal Securities Trust Certificates, Harris County, Texas, Revenue
	Bonds, VRDN, Series SGC 31, Class A, 1.58%, 8/15/35 (a)(b)	11,280	11,280,000
North Texas Municipal Water District, Texas, Water System Revenue
	Bonds, PUTTERS, VRDN, Series 2488, 2.05%, 9/01/14 (a)(b)(e)	3,865	3,865,000
North Texas Municipal Water District, Texas, Water System Revenue
	Bonds, ROCS, VRDN, Series II-R-593PB, 1.88%, 9/01/35 (a)(b)(e)	8,435	8,435,000
	North Texas Tollway Authority Revenue Bonds, BAN, 4.125%, 11/19/08	214,155	214,161,086
	Port Arthur, Texas, Navigation District, Environmental Facilities Revenue
	Refunding Bonds (Motiva Enterprises Project), VRDN, AMT, 1.90%,
	12/01/27 (a)	17,335	17,335,000
	Port Arthur, Texas, Navigational District, Environmental Facilities
Revenue Refunding Bonds (Motiva Enterprises Project), VRDN, AMT,
	1.93%, 5/01/38 (a)	4,800	4,800,000
	Port Arthur, Texas, Navigation District, Industrial Development
	Corporation, Exempt Facilities Revenue Bonds (Air Products and
	Chemicals Project), VRDN, AMT, 1.65%, 4/01/36 (a)	10,000	10,000,000
	Port Arthur, Texas, Navigation District, Industrial Development
	Corporation, Exempt Facilities Revenue Bonds (Air Products and
	Chemicals Project), VRDN, AMT, 2.05%, 5/01/40 (a)	8,400	8,400,000
	Port Arthur, Texas, Navigation District Revenue Bonds (Atofina
	Petrochemicals), VRDN, AMT, Series B, 2.10%, 4/01/27 (a)	10,000	10,000,000
	Port Corpus Christi, Texas, Industrial Development Corporation,
Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
	Project), VRDN, AMT, 2%, 8/01/28 (a)	13,000	13,000,000
Port of Corpus Christi Authority, Texas, Nueces County Solid Waste
Disposal, Revenue Refunding Bonds (Flint Hills Resources LP Project),
	VRDN, AMT, Series A, 1.85%, 7/01/29 (a)	22,650	22,650,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Port of Houston Authority, Harris County, Texas, CP, 1.80%, 7/10/08	$ 29,976	$ 29,976,000
	Port of Houston Authority, Harris County, Texas, CP, 1.65%, 7/15/08	48,405	48,405,000
	Port of Houston Authority, Harris County, Texas, CP, 1.80%, 7/15/08	19,643	19,643,000
	Port of Houston Authority, Harris County, Texas, CP, 1.80%, 7/15/08	6,100	6,100,000
	Port of Houston Authority, Harris County, Texas, CP, 1.80%, 7/15/08	17,197	17,197,000
	RBC Municipal Products, Inc., Texas State Affordable Housing Corporation
	Revenue Bonds, FLOATS, VRDN, AMT, Series S-4, 1.68%, 1/01/19
	(a)(b)(f)(m)	5,655	5,655,000
Red River Authority, Texas, Solid Waste Disposal Revenue Bonds (Panda
	Hereford Ethanol Project), VRDN, AMT, 1.65%, 7/01/30 (a)	45,500	45,500,000
Red River, Texas, Education Finance Revenue Bonds (Texas Christian
	University), VRDN, 1.60%, 3/01/30 (a)	24,900	24,900,000
Red River, Texas, Education Finance Revenue Bonds (Texas Christian
	University), VRDN, 1.50%, 3/15/35 (a)	14,500	14,500,000
	San Antonio, Texas, Electric and Gas Revenue Bonds, ROCS, VRDN, Series
	II-R-9228, 1.55%, 2/01/18 (a)(b)	16,980	16,980,000
	Sheldon, Texas, Independent School District, GO, PUTTERS, VRDN, Series
	2009, 1.63%, 2/15/14 (a)(b)	5,225	5,225,000
Southwest Texas Higher Education Authority Incorporated, Revenue
	Refunding Bonds (Southern Methodist University), VRDN, 1.85%,
	7/01/15 (a)	8,900	8,900,000
	Tarrant County, Texas, Cultural Education Facilities Finance Corporation,
	Hospital Revenue Refunding Bonds (Scott and White Memorial Hospital),
	VRDN, Series B, 1.40%, 8/15/46 (a)	11,000	11,000,000
	Tarrant County, Texas, Cultural Education Facilities Finance Corporation,
	Hospital Revenue Refunding Bonds (Scott and White Memorial Hospital),
	VRDN, Series C, 1.40%, 8/15/46 (a)	4,000	4,000,000
Texas Municipal Gas Acquisition and Supply Corporation II, Gas Supply
	Revenue Bonds, FLOATS, VRDN, Series 85, 1.58%, 9/15/18 (a)(b)	10,000	10,000,000
Texas Municipal Gas Acquisition and Supply Corporation II, Gas Supply
	Revenue Bonds, ROCS, VRDN, Series II-R-10014, 1.62%, 9/15/18 (a)(b)	11,000	11,000,000
Texas Municipal Gas Acquisition and Supply Corporation II, Gas Supply
	Revenue Bonds, ROCS, VRDN, Series II-R-10015, 1.62%, 9/15/18 (a)(b)	5,900	5,900,000
Texas State, College Student Loan, GO, Refunding, VRDN, AMT, 3.70%,
	2/01/13 (a)	10,000	10,000,000
	Texas State Department of Housing and Community Affairs, S/F Mortgage
	Revenue Refunding Bonds, VRDN, AMT, Series A, 1.75%,
	9/01/36 (a)(d)	5,250	5,250,000
	Texas State, GO, FLOATS, VRDN, AMT, Series 2820, 1.65%,
	8/01/23 (a)(b)	10,380	10,380,000
	Texas State, GO, FLOATS, VRDN, Series 1873, 1.55%, 4/01/33 (a)	6,665	6,665,000
	Texas State, GO, FLOATS, VRDN, Series 66TP, 1.58%, 4/01/30 (a)(b)	7,950	7,950,000
	Texas State, GO, PUTTERS, VRDN, Series 2490, 1.60%, 4/01/15 (a)(b)	1,850	1,850,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Texas State, GO, PUTTERS, VRDN, Series 2491, 1.60%,
	10/01/13 (a)(b)	$ 1,525	$ 1,525,000
	Texas State, GO, TRAN, 4.50%, 8/28/08	220,000	220,279,552
	Texas State Transportation Commission, First Tier Revenue Bonds, VRDN,
	Series B, 1.55%, 4/01/26 (a)	23,800	23,800,000
Texas State, GO (Veterans' Housing Assistance Program Fund II), VRDN,
	AMT, Series A, 1.55%, 6/01/35 (a)	12,800	12,800,000
Texas State, GO (Veterans' Housing Assistance Program Fund II), VRDN,
	AMT, Series A, 1.55%, 6/01/37 (a)	6,755	6,755,000
Texas State, GO (Veterans' Housing Assistance Program Fund II), VRDN,
	AMT, Series B, 1.55%, 6/01/34 (a)	22,800	22,800,000
Texas State, GO (Veterans' Housing Assistance Program Fund II), VRDN,
	AMT, Series B, 1.75%, 6/01/38 (a)	19,865	19,865,000
	University of Texas, CP, 1.50%, 7/07/08	10,000	10,000,000
	University of Texas, Financing System Revenue Refunding Bonds, VRDN,
	Series B, 1.45%, 8/01/39 (a)	11,400	11,400,000
Victoria County, Texas, Hospital Revenue Bonds, FLOATS, VRDN, Series
	2399, 1.75%, 1/01/16 (a)(b)	4,890	4,890,000

			1,697,565,598

Utah - 0.4%	Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.),
	VRDN, Series B, 1.45%, 5/15/36 (a)	12,600	12,600,000
Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.),
	VRDN, Series B, 1.55%, 5/15/37 (a)	4,890	4,890,000
	Utah Transit Authority, Sales Tax Revenue Bonds, PUTTERS, VRDN, Series
	1107B, 1.63%, 12/15/13 (a)(b)(d)	5,835	5,835,000
	Utah Transit Authority, Sales Tax Revenue Bonds, ROCS, VRDN, Series II-R-
	609PB, 1.60%, 6/15/32 (a)(b)(d)	3,180	3,180,000
Weber County, Utah, Hospital Revenue Bonds (IHC Health Services),
	VRDN, Series A, 1.55%, 2/15/31 (a)	21,930	21,930,000

			48,435,000

Vermont - 0.1%	Vermont Educational and Health Buildings Financing Agency Revenue
	Bonds (Middlebury College Project), VRDN, Series B, 3.40%,
	11/01/32 (a)	7,050	7,050,000
	Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 1.70%,
	5/01/32 (a)(d)	725	725,000

			7,775,000

Virginia - 2.1%	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll Revenue
	Bonds (I-495 Hot Lanes Project), VRDN, AMT, Series A,
	1.60%, 12/31/47 (a)	16,000	16,000,000
	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll Revenue
	Bonds (I-495 Hot Lanes Project), VRDN, AMT, Series B, 1.60%,
	12/31/47 (a)	24,000	24,000,000
	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll Revenue
	Bonds (I-495 Hot Lanes Project), VRDN, AMT, Series C,
	1.60%, 12/31/47 (a)	5,000	5,000,000
	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll Revenue
	Bonds (I-495 Hot Lanes Project), VRDN, AMT, Series D,
	1.55%, 12/31/47 (a)	5,000	5,000,000
	Chesterfield County, Virginia, EDA, Revenue Refunding Bonds (Bon
	Secours Health System), VRDN, Series C1, 1.52%, 11/01/42 (a)(d)	13,100	13,100,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Clipper Tax-Exempt Certificates Trust, Virginia Commonwealth
	Transportation Board Revenue Bonds, VRDN, Series 2007-7, 1.58%,
	5/01/15 (a)(b)(j)	$ 15,460	$ 15,460,000
	Fairfax County, Virginia, IDA, Revenue Bonds (Inova Health System
	Project), VRDN, Series A-2, 1.54%, 5/15/35 (a)	38,745	38,745,000
	Henrico County, Virginia, Water and Sewer Revenue Bonds, ROCS, VRDN,
	Series II-R-753 PB, 1.88%, 5/01/31 (a)(b)(e)	6,255	6,255,000
Loudoun County, Virginia, IDA, Revenue Bonds (Howard Hughes Medical
	Institute), VRDN, Series B, 1.35%, 2/15/38 (a)	13,500	13,500,000
Loudoun County, Virginia, IDA, Revenue Bonds (Howard Hughes Medical
	Institute), VRDN, Series F, 1.48%, 2/15/38 (a)	8,305	8,305,000
Montgomery County, Virginia, IDA, Revenue Refunding Bonds (Virginia
	Tech Foundation Project), VRDN, 1.75%, 6/01/35 (a)	5,605	5,605,000
	Norfolk, Virginia, CP, 2.10%, 7/15/08	65,800	65,800,000
Richmond, Virginia, IDA, Educational Facilities Revenue Bonds (Church
	Schools in the Diocese of Virginia), VRDN, 1.73%, 12/01/31 (a)	10,550	10,550,000
Richmond, Virginia, IDA, Educational Facilities Revenue Bonds (Church
	Schools in the Diocese of Virginia), VRDN, 1.73%, 5/01/35 (a)	5,190	5,190,000
	Richmond, Virginia, Public Utilities Revenue Bonds, ROCS, VRDN, Series II-
	R-12180, 1.61%, 1/15/15 (a)(b)(d)	6,055	6,055,000
	Virginia College Building Authority, Educational Facilities Revenue Bonds
	(21st Century College and Equipment Programs), VRDN, Series C, 1.55%,
	2/01/26 (a)	6,370	6,370,000
	Virginia State, HDA, Revenue Bonds, MERLOTS, VRDN, AMT, Series B-19,
	1.96%, 4/01/33 (a)(b)	3,000	3,000,000
Virginia State, HDA, Revenue Refunding Bonds, MERLOTS, VRDN, AMT,
	Series C-42, 1.96%, 7/01/23 (a)(b)	3,775	3,775,000

			251,710,000

Washington - 2.2%	Central Puget Sound Regional Transit Authority, Washington, Sales and
	Use Tax Revenue Bonds, ROCS, VRDN, Series II-R-7510, 1.81%,
	11/01/23 (a)(b)(c)	12,495	12,495,000
Chelan County, Washington, Public Utility District Number 1, Columbia
River-Rock Island Hydroelectric Electric System, Revenue Refunding
	Bonds, FLOATS, VRDN, Series 2327, 2.05%, 6/01/27 (a)(b)(e)	8,475	8,475,000
Chelan County, Washington, Public Utility District Number 1, Columbia
River-Rock Island Hydroelectric Electric System, Revenue Refunding
	Bonds, FLOATS, VRDN, Series 2328, 2.05%, 6/01/29 (a)(b)(e)	8,745	8,745,000
	Clark County, Washington, Public Utility District Number 001,
	Generating System Revenue Refunding Bonds, MSTR, VRDN, Series
	SGA-118, 1.70%, 1/01/25 (a)(b)(d)	22,900	22,900,000
	Eclipse Funding Trust, Solar Eclipse Certificates, King County,
Washington, Sewer Revenue Bonds, VRDN, Series 2007-0095, 1.55%,
	1/01/17 (a)(b)(d)	3,335	3,335,000
	Energy Northwest, Washington, Electric Revenue Refunding Bonds
	(Project Number 3), VRDN, Series D-3-1, 1.52%, 7/01/18 (a)(d)	25,800	25,800,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	King County, Washington, School District Number 410, Snoqualmie
	Valley, GO, ROCS, VRDN, Series II-R-4513, 1.60%, 12/01/20 (a)(b)(d)	$ 5,155	$ 5,155,000
King County, Washington, School District Number 412 (Shoreline), GO,
	Refunding, FLOATS, VRDN, Series 2440, 1.65%, 12/01/24 (a)(b)(d)	2,700	2,700,000
	King County, Washington, Sewer Revenue Bonds, ROCS, VRDN, Series II-R-
	10279, 1.60%, 7/01/17 (a)(b)(d)	12,575	12,575,000
Lewis County, Washington, Public Utility District Number 001, Cowlitz
Falls Hydroelectric Revenue Refunding Bonds, ROCS, VRDN, Series II-R-
	4026, 1.81%, 10/01/23 (a)(b)(e)	2,240	2,240,000
Port Bellingham, Washington, Industrial Development Corporation,
Environmental Facilities Revenue Bonds (BP West Coast Products LLC
	Project), VRDN, AMT, 2%, 12/01/33 (a)	4,800	4,800,000
Port Bellingham, Washington, Industrial Development Corporation,
Environmental Facilities Revenue Bonds (BP West Coast Products LLC
	Project), VRDN, AMT, 2%, 3/01/38 (a)	18,825	18,825,000
Port Bellingham, Washington, Industrial Development Corporation,
Environmental Facilities Revenue Bonds (BP West Coast Products LLC
	Project), VRDN, AMT, 2%, 7/01/40 (a)	3,200	3,200,000
Port Bellingham, Washington, Industrial Development Corporation,
Environmental Facilities Revenue Bonds (BP West Coast Products LLC
	Project), VRDN, AMT, 2%, 7/01/41 (a)	26,000	26,000,000
Port of Tacoma, Washington, GO, PUTTERS, VRDN, Series 2439, 1.63%,
	12/01/15 (a)(b)(d)	2,640	2,640,000
Seattle, Washington, Water System Revenue Bonds, FLOATS, VRDN,
	Series 2170, 1.65%, 2/01/17 (a)(b)(d)	2,530	2,530,000
	Spokane County, Washington, Spokane School District Number 081, GO,
	ROCS, VRDN, Series II-R-4000, 1.60%, 12/01/19 (a)(b)(d)	3,425	3,425,000
	Washington State, GO, PUTTERS, VRDN, Series 333, 1.65%,
	12/01/14 (a)(b)(e)	15,075	15,075,000
	Washington State, GO, PUTTERS, VRDN, Series 1312, 1.63%,
	1/01/13 (a)(b)(d)	9,510	9,510,000
	Washington State, GO, ROCS, VRDN, Series II-R-6061, 1.81%,
	1/01/22 (a)(b)(c)	10,290	10,290,000
	Washington State, GO, ROCS, VRDN, Series II-R-11308,
	1.57%, 1/01/33 (a)(b)	3,000	3,000,000
	Washington State, GO, VRDN, Series VR-96B, 1.20%, 6/01/20 (a)	14,300	14,300,000
	Washington State Health Care Facilities Authority Revenue Bonds
	(PeaceHealth), VRDN, Series C, 1.55%, 10/01/28 (a)	4,365	4,365,000
Washington State Health Care Facilities Authority, Revenue Refunding
	Bonds (Catholic Health Initiatives), VRDN, Series A-1, 1.55%,
	12/01/36 (a)(d)	7,400	7,400,000
Washington State Health Care Facilities Authority, Revenue Refunding
	Bonds (Catholic Health Initiatives), VRDN, Series A-2, 1.55%,
	12/01/36 (a)(d)	6,300	6,300,000
	Washington State Housing Finance Commission, CP, 2.15%, 7/10/08	13,400	13,400,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Washington State Housing Finance Commission, Nonprofit Revenue Bonds
	(Eastside Catholic School), VRDN, Series B, 1.58%, 7/01/38 (a)	$ 6,700	$ 6,700,000
	Washington State Public Power Supply Systems Revenue Refunding Bonds
	(Nuclear Project Number One), VRDN, Series 1A-1, 1.40%,
	7/01/17 (a)	5,805	5,805,000

			261,985,000

West Virginia - 0.2%	Monongalia County, West Virginia, Building Commission, Hospital
	Improvement Revenue Refunding Bonds, VRDN, Series A, 1.58%,
	7/01/40 (a)	16,000	16,000,000
West Virginia EDA, Solid Waste Disposal Facilities, Revenue Refunding
Bonds (Ohio Power Company - Sporn Project), VRDN, Series C, 1.60%,
	7/01/14 (a)	8,000	8,000,000

			24,000,000

Wisconsin - 4.0%	D.C. Everest Area School District, Wisconsin, GO, MERLOTS, VRDN, Series
	D84, 1.76%, 4/01/15 (a)(b)(d)	5,840	5,840,000
Hartland, Wisconsin, IDR (Commercial Communications Inc. Project),
	VRDN, AMT, 2.55%, 8/01/09 (a)	1,365	1,365,000
	Kohler, Wisconsin, Solid Waste Disposal Revenue Bonds (Kohler Company
	Project), VRDN, AMT, 1.65%, 9/01/17 (a)	4,000	4,000,000
	Wisconsin Housing and EDA, Home Ownership Revenue Refunding Bonds,
	VRDN, AMT, Series A, 1.75%, 9/01/22 (a)	20,000	20,000,000
	Wisconsin Housing and EDA, Home Ownership Revenue Refunding Bonds,
	VRDN, AMT, Series A, 1.75%, 3/01/35 (a)	21,890	21,890,000
	Wisconsin Rural Water Construction Loan Program, Commission Revenue
	Notes, BAN, 4.50%, 8/01/08	7,370	7,374,673
	Wisconsin School Districts, Cash Flow Management Program, COP, VRDN,
	Series A1, 4.50%, 9/18/08 (a)	6,985	6,997,819
	Wisconsin School Districts, Cash Flow Management Program, COP,
	VRDN, Series B, 4%, 10/30/08 (a)	9,400	9,428,380
	Wisconsin State, CP, 1.85%, 7/08/08	9,257	9,257,000
	Wisconsin State, CP, 2.15%, 7/15/08	7,942	7,942,000
	Wisconsin State, GO, CP, 1.75%, 7/15/08	10,000	10,000,000
Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds, FLOATS, VRDN, Series 2113, 1.75%, 8/15/16 (a)(b)	77,140	77,140,000
Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds, FLOATS, VRDN, Series 2191, 1.75%, 8/15/34 (a)(b)	18,000	18,000,000
Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Fort Healthcare, Inc.), VRDN, Series A, 2.03%,
	5/01/37 (a)	18,190	18,190,000
Wisconsin State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Wheaton Franciscan Services, Inc.), VRDN, 1.55%,
	8/15/36 (a)	52,600	52,600,000
	Wisconsin State Operating Notes, 3%, 6/15/09	203,600	206,116,486

			476,141,358

Wyoming - 0.5%	Campbell County, Wyoming, IDR, Refunding (Two Elk Generation Partners
	Project), VRDN, AMT, 3.65%, 11/01/37 (a)	38,500	38,500,000

	Master Tax-Exempt LLC
	Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Green River, Wyoming, Revenue Bonds (Rhone-Poulenc of Wyoming, L.P.
	Project), VRDN, AMT, 1.82%, 10/01/18 (a)	$ 11,400	$ 11,400,000
Sublette County, Wyoming, PCR (Exxon Project), VRDN, AMT, Series A,
	2.10%, 7/01/17 (a)	8,000	8,000,000

			57,900,000

Puerto Rico - 0.4%	Puerto Rico Commonwealth Highway and Transportation Authority,
Revenue Refunding Bonds, ROCS, VRDN, Series II-R-10327CE, 1.58%,
	8/29/09 (a)(b)	12,000	12,000,000
	Puerto Rico Commonwealth, TRAN, 4.25%, 7/30/08	32,500	32,522,188

			44,522,188

	Total Municipal Bonds
	(Cost - $12,024,725,662) - 100.9%	12,024,725,662

	Total Investments (Cost - $12,024,725,662*) - 100.9%	12,024,725,662
	Liabilities in Excess of Other Assets - (0.9)%		(103,241,289)

	Net Assets - 100.0%	$ 11,921,484,373

	* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	AMBAC Insured.

(d)	FSA Insured.

(e)	MBIA Insured.

(f)	FNMA/GNMA Collateralized.

(g)	FGIC Insured.

(h)	XL Capital Insured.

(i)	Assured Guaranty Insured.

(j)	BHAC Insured.

(k)	CIFG Insured.

(l)	Radian Insured.

(m)	FHLMC Collateralized.

(n)	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be liquid.

(o)	FNMA Collateralized.

(p)	Commonwealth Guaranteed.

(q)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as, retire the bond in full at the date indicated, typically at a premium to par.

Master Tax-Exempt LLC
Schedule of Investments June 30, 2008 (Unaudited)
• Effective April 1, 2008, the Master LLC adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS
157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Master LLC's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 12,024,725,662
Level 3	-

Total	$ 12,024,725,662

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 22, 2008